                                   Form N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number: 811-09013

                        EATON VANCE SENIOR INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                        (Registrant's Telephone Number)

                                 JUNE 30, 2003
                            Date of Fiscal Year End

                                 JUNE 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[logo]


EATON VANCE(R)
===================
Managed Investments
                                                   [Photo of Pillars and Steps]

Annual Report June 30, 2003

[Photo of Statue with Buildings]    EATON VANCE
                                     SENIOR
                                     INCOME
                                      TRUST

[Photo of Large Hall]

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                      IMPORTANT NOTICE REGARDING DELIVERY
                           OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.
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From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.
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

EATON VANCE SENIOR INCOME TRUST AS OF JUNE 30, 2003

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LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

[Photo of James B. Hawkes]

James B. Hawkes
President

As a tentative economy resulted in dramatically lower interest rates, Eaton Vance Senior Income Trust again provided an attractive yield in a portfolio of senior floating-rate loans. Based on the Trust's June monthly dividend of $0.044 per share and a closing share price of $8.920, the Trust's market yield was 5.92% at June 30, 2003.(1)

SHORT-TERM INTEREST RATES CONTINUED TO DECLINE FURTHER IN THE FIRST SIX MONTHS OF 2003...

The fiscal year ended June 30, 2003 was characterized by modest steps toward economic recovery and an improvement in credit conditions. First quarter 2003 GDP expanded at a sluggish 1.4%, followed by a 2.4% growth rate in the second quarter. The Federal Reserve maintained an accommodative monetary posture throughout the fiscal year and, by June 30, had lowered the Federal Funds rate to 1.0%. However, while many anecdotal measures reiterated the slowness of the recovery, an upturn in corporate earnings suggested a distinct turn for the better.

FLOATING-RATE LOANS PERFORMED WELL IN AN UNCERTAIN PERIOD...

In light of the difficult economic and geopolitical environment, the loan market performed relatively well during the year. Especially encouraging, loan prices rose in response to the improved business outlook, a trend reflected in the Trust. And while the Trust's dividend reflected the downward trend in interest rates, it nonetheless continued to represent a competitive yield relative to other income producing vehicles. And the Trust's floating-rate loans - typically senior and secured - provided a measure of protection in the course of an uncertain year. In short, the loan market performed well within expectations.

A STRONGER ECONOMY COULD MEAN NEW INCOME OPPORTUNITIES IN SENIOR FLOATING-RATE LOANS ...

A rebound in equity prices has contributed to a rise in consumer confidence. Meanwhile, the falling dollar has given a boost to export-sensitive companies and corporate profits have edged higher, helped, in part, by cost cuts. Finally, the tax cuts enacted in the spring are expected to boost consumer spending as the year progresses. Clearly, the pieces are in place for a recovery, although the pace of the recovery remains unknown. As conditions improve, we expect that a stronger economy will provide fresh income opportunities in senior floating- rate loans. In the pages that follow, portfolio managers John Redding, Scott Page and Payson Swaffield discuss the events that impacted the loan market and the Trust during the past year.

    Sincerely,

/s/ James B. Hawkes

    James B. Hawkes
    President
    August 6, 2003

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Trust Information as of June 30, 2003

Performance(2)
----------------------------------------------------------
Average Annual Total Return (by share price, NYSE)
----------------------------------------------------------
One Year                                            23.03%
Life of Fund (10/30/98)                              5.87

Average Annual Total Return (at net asset value)
----------------------------------------------------------
One Year                                             8.04%
Life of Fund (10/30/98)                              4.84


Ten Largest Holdings(3)
----------------------------------------------------------
Rite Aid Corp.                                       2.0%
Charter Communications Operating, LLC                1.9
Iron Mountain Incorporated                           1.6
Metro Goldwyn Mayer, Inc.                            1.6
Silgan Holdings, Inc.                                1.5
Lamar Media Corp.                                    1.5
TRW Automotive Holdings Corp.                        1.3
DirecTV Holdings LLC                                 1.3
Adelphia Communications                              1.3
New England Sports Ventures, LLC                     1.3

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result. (2) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. (3) Ten Largest Holdings account for 15.3% of the Trust's investments, determined by dividing the total market value of the holdings by the total net assets of the Trust. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will change.
-------------------------------------------------------------------------------

EATON VANCE SENIOR INCOME TRUST AS OF JUNE 30, 2003

-------------------------------------------------------------------------------
MANAGEMENT DISCUSSION
-------------------------------------------------------------------------------

[photo of John P. Redding}
John P. Redding

An interview with John P. Redding, Scott H. Page and Payson F. Swaffield, portfolio managers of Eaton Vance Senior Income Trust.

Q: John, this has been a very eventful year, marked by the war in Iraq, a tentative economic recovery, waning investor confidence and record low interest rates. How has the loan market responded in this climate?

A: MR. REDDING: This has been a pivotal year in the loan market. Even as interest rates have continued to trend lower, the underlying fundamentals of the loan market have improved dramatically from last year, when the market suffered from the recession, a variety of corporate governance issues and the lingering aftermath of September 11. Credit conditions improved significantly in the first half of 2003. The economy has showed more vigor and companies are posting stronger earnings relative to last year's results. And, with "official hostilities" having ended in Iraq, consumer confidence appears to have been partially restored.

    The technical conditions within the loan market have also improved, as rising loan issuance has been met by stronger investor demand. Moreover, the loan market has benefited from its reputation as a very low-duration vehicle. While interest rates remain low, the improved business climate has helped loan values recover significantly, contributing to returns in recent months.

[photo of Scott H. Page]
Scott H. Page

Q:  Scott, why was the recovery in loan values a significant development?

A: MR. PAGE: It's noteworthy for several reasons. Loan values understandably declined during 2002, as the economic downturn impacted some companies' cash flows. However, while that was a fairly predictable part of the cycle, the loan market held up very well in the face of events that provided a major shock to other asset classes. It's also worth noting that the rise in loan values in the first half of 2003 suggests an upturn in the credit cycle. Finally, it helps confirm a trend that we have pointed out for some time: namely, the maturation of the loan market. Loan prices have responded to a gradual pick-up in economic activity, a move that further validates investors' confidence in the asset class.

Five Largest Sector Weightings(1)
------------------------------------------------------
Cable Television                                 11.1%
Casinos & Gaming                                  9.8%
Publishing & Printing                             9.3%
Commercial Services                               9.0%
Manufacturing                                     7.6%

Trust Overview(1)
------------------------------------------------------
Total net assets                        $306.4 million
Number of borrowers                                261
Industries represented                              47
Collateral coverage ratio                     1.5 to 1
Weighted days-to-interest rate reset           54 days
Average maturity                              5.7 Yrs.
Average size per borrowing              $1.84 million

(1) Five Largest Sector Weightings account for 46.8% of the Trust's total investments, determined by dividing the total market value of the holdings by the total investments of the Trust. Five Largest Sector Weightings and Trust Overview are as of 6/30/03 and are subject to change. Five Largest Sector Weightings and Trust Overview information refers only to the senior floating- rate loan portion of the Trust.

EATON VANCE SENIOR INCOME TRUST AS OF JUNE 30, 2003

-------------------------------------------------------------------------------
MANAGEMENT DISCUSSION CONT'D
-------------------------------------------------------------------------------

[photo of Payson F. Swaffield]
Payson F. Swaffield

Q: Payson, how would you evaluate the Trust's performance during the fiscal year?

A: MR. SWAFFIELD: The Trust performed very well in this climate. Share price rose 14.9% alone and reflected the improvement in credit conditions and the overall loan market, with much of that improvement occurring in the first half of 2003. Not surprisingly, the Trust's monthly dividends declined somewhat during the year in response to the continued decline in short-term interest rates. However - even with the reduced dividends - the Trust had a market yield of 5.92% at June 30, 2003. That yield remains very competitive and well above most other income-producing investment vehicles.(1)

    On a net asset value basis, the Trust had a total return of 8.04%.(2) That return outperformed the 6.86% return of the benchmark CSFB Leveraged Loan Index.(3) The Trust benefited from its broad diversification across the improving economy. The Trust maintained an exposure to companies with defensive properties as well as more cyclical companies that will benefit from an upturn in overall economic activity.

Q:  What were the main drivers of performance during the fiscal year?

A: MR. REDDING: The cable sector, the Trust's largest sector weighting, fared relatively well during the fiscal year. Cable has been attractive during the economic slowdown because, unlike the many industries that experience revenue shortfalls in a recession, cable companies have enjoyed fairly stable revenues. Put simply, customers tend to be very diligent about paying their cable bills. Cable operators have also created additional revenue sources by offering new services. At a time when subscriber growth rates have slowed somewhat, cable providers have been able to offer additional services, such as high-speed Internet and interactive functions. This has enabled companies to package services, adding revenue while providing a clear advantage for their customers.

    The Trust sharply pared its exposure to investment in Adelphia, a troubled cable provider. Irregularities and governance issues caused the company's loans to be valued lower, resulting in a slight loss to the Trust.

    In a related area, the Trust had investments in satellite broadcasters. Using a competing technology, satellite broadcasters target a similar market as cable and offer a broad range of options, including Internet, interactive and high definition television.

Q: Casinos and gaming was another major sector weighting for the Trust. How has that area fared?

A: MR. PAGE: The casino and gaming segment has held up relatively well during the economic slowdown. The Trust's investments included companies with exposure to the traditional Las Vegas destination resorts, as well as companies with properties in newer gaming jurisdictions. This latter strategy has served the industry well in the past year, as many families, concerned about geopolitical uncertainties, have opted for vacations closer to home. That has partially offset a slowdown in convention business. In addition, the "drive-to" casinos have not been as affected by the falloff in airline traffic. The Trust's investments have emphasized well-capitalized companies, for whom revenues held up well in a weak economy and whose free cash flow has remained relatively strong.

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result. (2) Returns are historical and are calculated by determining the percentage change in market value or net asset value with all distributions reinvested. (3) The CSFB Leveraged Loan Index is an unmanaged representative index of tradable, senior, secured, U.S. dollar-denominated leveraged loans. It is not possible to invest directly in an Index.

EATON VANCE SENIOR INCOME TRUST AS OF JUNE 30, 2003

-------------------------------------------------------------------------------
MANAGEMENT DISCUSSION CONT'D
-------------------------------------------------------------------------------

Q:  Did any cyclical sectors contribute to performance?

A: MR. SWAFFIELD: Yes. Publishing and printing was a significant investment for the Trust. This category includes a number of areas that could benefit from a stronger economy. Publishers of newspapers and trade magazines typically enjoy stronger advertising revenues in an economic recovery, as companies expand their marketing and ad budgets. In addition, newspaper companies may benefit from the approach of another presidential election year, which has historically boosted advertising linage. The Trust also has investments in printers that serve the financial and legal professions.

    The Trust's publishing investments also included publishers of "white and yellow page" directories. The increase in the number of local phone carriers during the 1990s was accompanied by a rise in the number of independent phone directories, a fairly costly venture for the phone companies. The past year has seen a trend toward divestiture of these directories, and their purchases by financial sponsors and/or publishers with more cost-effective production and marketing capabilities.

Q:  Were there any areas where the Trust has reduced its exposure?

A: MR. REDDING: Yes. The Trust limited its exposure to the telecom sector. The Trust avoided the companies that were most adversely affected by the industry's woes and thus limited its losses in that troubled area. The difficulties of some companies - together with corporate governance issues
    - have depressed valuations somewhat within the sector, even among healthy companies, a trend that had a modestly adverse impact on the Fund. Competition within the industry remains fierce and, while the long-term demand for data, voice and video service appears promising, the shakeout within the industry is likely to continue for a while longer.

    Looking at the broader market, we believe that a stronger economy should lead to further improvement in credit conditions. In addition, if interest rates rise over time, the income returns of floating-rate returns will improve. That would help preserve purchasing power and make floating-rate loans a fairly effective hedge against a return of inflation.


-------------------------------------------------------------------------------
The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
-------------------------------------------------------------------------------

EATON VANCE SENIOR INCOME TRUST AS OF JUNE 30, 2003

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

Senior, Floating Rate
Interests -- 153.2%(1)

Principal
Amount              Borrower/Tranche Description                  Value
-------------------------------------------------------------------------------
Advertising -- 1.5%
-------------------------------------------------------------------------------
            Lamar Media Corp.
$4,500,000  Term loan, maturing June 30, 2010                     $   4,510,314
-------------------------------------------------------------------------------
                                                                  $   4,510,314
-------------------------------------------------------------------------------
Aerospace & Defense -- 2.1%
-------------------------------------------------------------------------------
            Alliant Techsystems, Inc.
$3,043,369  Term loan, maturing April 20, 2009                    $   3,057,064
            Transdigm Holding Company
   463,654  Term loan, maturing May 15, 2006                            466,407
 1,216,299  Term loan, maturing May 15, 2007                          1,223,522
            United Defense Industries, Inc.
 1,652,936  Term loan, maturing June 30, 2009                         1,657,955
-------------------------------------------------------------------------------
                                                                  $   6,404,948
-------------------------------------------------------------------------------
Auto Components -- 7.4%
-------------------------------------------------------------------------------
            Accuride Corporation
$1,920,000  Term loan, maturing January 21, 2007                  $   1,920,000
            American Axle & Manufacturing, Inc.
 1,872,521  Term loan, maturing April 30, 2006                        1,872,260
            Collins & Aikman
   739,478  Term loan, maturing December 31, 2004                       728,386
 1,460,640  Term loan, maturing December 31, 2005                     1,453,519
            Dura Operating Corp.
   994,975  Term loan, maturing March 31, 2007                          999,173
            Exide Corporation
 2,000,000  DIP loan, maturing February 15, 2004                      1,970,000
   253,920  Revolving loan, maturing March 18, 2005(4)                  152,034
    58,470  Term loan, maturing March 18, 2005(4)                        34,351
   508,349  Term loan, maturing March 18, 2006(4)                       298,655
            Federal Mogul Corp DIP (First Lien)
   484,968  Term loan, maturing November 30, 2003                       484,665
            Federal-Mogul Corporation
   750,000  Term loan, maturing February 24, 2004                       589,219
 1,500,000  Term loan, maturing February 24, 2005                     1,179,750
   763,183  Term loan, maturing February 24, 2006                       761,275
            HLI Operating Company, Inc.
 2,250,000  Term loan, maturing June 3, 2009                          2,261,250
            J.L. French Automotive Castings, Inc.
   442,643  Term loan, maturing November 30, 2006                       417,191
            Metaldyne, Inc.
 1,496,250  Term loan, maturing December 31, 2009                     1,410,216
            Stanadyne Automotive Corporation
 1,099,916  Term loan, maturing December 10, 2004                     1,077,468
            The Goodyear Tire & Rubber Company
 1,000,000  Term loan, maturing March 31, 2006                          980,000
            TRW Automotive Holdings Corp.
 4,000,000  Term loan, maturing February 28, 2011                     4,036,668
-------------------------------------------------------------------------------
                                                                  $  22,626,080
-------------------------------------------------------------------------------
Broadcast Media -- 7.5%
-------------------------------------------------------------------------------
            Block Communications
$  942,387  Term loan, maturing November 30, 2009                 $     949,455
            CanWest Media, Inc.
 2,104,843  Term loan, maturing May 15, 2008                          2,120,236
 1,315,006  Term loan, maturing May 15, 2009                          1,324,623
            Citadel Communications Corp.
 1,479,111  Term loan, maturing December 31, 2008                     1,485,028
            Cumulus Media, Inc.
 1,995,000  Term loan, maturing March 28, 2010                        2,008,404
            Discovery Communications, Inc.
   776,191  Revolving loan, maturing December 31, 2004                  733,498
 1,000,000  Term loan, maturing December 31, 2005                       965,000
            Emmis Communication Corporation
 1,500,000  Term loan, maturing August 31, 2009                       1,506,680
            Gray Television, Inc.
 1,000,000  Term loan, maturing December 31, 2010                     1,005,208
            Lin Television Corp.
 1,500,000  Term loan, maturing December 31, 2007                     1,503,438
            Nexstar Finance, LLC
 1,050,000  Term loan, maturing December 31, 2010                     1,053,687
            Paxson Communications Corporation
 2,940,000  Term loan, maturing June 30, 2006                         2,933,876
            Sinclair Broadcast Group, Inc.
 3,250,000  Term loan, maturing December 31, 2009                     3,266,975
            Susquehanna Media Co.
 1,680,000  Term loan, maturing June 30, 2007                         1,657,950
   493,750  Term loan, maturing June 30, 2008                           496,219
-------------------------------------------------------------------------------
                                                                  $  23,010,277
-------------------------------------------------------------------------------
Cable Television -- 11.1%
-------------------------------------------------------------------------------
            Adelphia Communications
$4,000,000  DIP loan, maturing June 25, 2004                      $   4,000,000
            Bresnan Communications, LLC
 1,000,000  Term loan, maturing September 30, 2010                      999,583
            Century Cable Holdings, LLC
 4,000,000  Term loan, maturing December 31, 2009                     3,373,500
            Charter Communications Operating, LLC.
 6,270,625  Term loan, maturing March 18, 2008                        5,886,549
            Charter Communications VIII
 2,955,000  Term loan, maturing February 2, 2008                      2,777,171
            Classic Cable, Inc.
   219,402  Term loan, maturing January 16, 2008                        204,044
   493,604  Term loan, maturing January 16, 2009                        459,052
            CSG Systems Intl, Inc.
   786,785  Term loan, maturing December 31, 2006                       765,149
   613,454  Term loan, maturing December 31, 2007                       605,978
            DirectTV Holdings, LLC
 4,000,000  Term loan, maturing March 6, 2010                         4,032,252
            Hilton Head Communications (AKA UCA Corp.)
 2,493,750  Term loan, maturing May 15, 2007                          2,051,109
            Insight Midwest Holdings, LLC
 2,000,000  Term loan, maturing December 31, 2009                     2,002,500
            MCC Iowa, LLC
   850,000  Term loan, maturing September 30, 2010                      855,254
            Mediacom Southeast
   808,333  Revolving loan, maturing March 31, 2008                     805,302
 1,485,000  Term loan, maturing September 30, 2008                    1,472,006
            Olympus Cable Holdings, LLC
 1,000,000  Term loan, maturing September 30, 2010                      892,750
            RCN Corporation
   620,000  Term loan, maturing June 30, 2007                           534,750
            Videotron LTEE
 2,403,860  Term loan, maturing December 1, 2009                      2,386,833
-------------------------------------------------------------------------------
                                                                  $  34,103,782
-------------------------------------------------------------------------------
Casinos & Gaming -- 9.8%
-------------------------------------------------------------------------------
            Alliance Gaming Corporation
$2,962,500  Term loan, maturing November 30, 2006                 $   2,977,929
            Ameristar Casinos, Inc.
 1,488,514  Term loan, maturing December 31, 2006                     1,496,142
            Argosy Gaming Company
 2,915,253  Term loan, maturing June 30, 2008                         2,931,651
            Aztar Corporation
 2,436,548  Term loan, maturing June 30, 2005                         2,435,025
            Boyd Gaming Corporation
 2,472,519  Term loan, maturing June 24, 2008                         2,480,554
            Isle of Capri Casinos
 3,708,087  Term loan, maturing April 25, 2008                        3,723,298
            Mandalay Resort Group
 3,498,412  Term loan, maturing August 18, 2006                       3,481,647
            Marina District Finance Company
 1,405,763  Term loan, maturing December 31, 2007                     1,412,353
            MGM Mirage
   872,500  Revolving loan, maturing April 10, 2005                     856,414
            Park Place Entertainment Corporation
 1,889,764  Revolving loan, maturing December 31, 2003                1,855,905
            Penn National Gaming, Inc.
 1,500,000  Term loan, maturing December 31, 2009                     1,503,563
            Pinnacle Entertainment, Inc.
 1,500,000  Term loan, maturing May 15, 2008                          1,511,250
            Scientific Games Corporation
 1,243,750  Term loan, maturing December 31, 2008                     1,247,792
            Venetian Casino Resort, LLC/Las Vegas Sands, Inc.
 1,000,000  Term loan, maturing June 4, 2007                            992,188
   988,759  Term loan, maturing June 4, 2008                            997,823
-------------------------------------------------------------------------------
                                                                  $  29,903,534
-------------------------------------------------------------------------------
Chemicals -- 6.8%
-------------------------------------------------------------------------------
            Arteva B.V. (Kosa)
$1,791,056  Term loan, maturing December 31, 2006                 $   1,784,340
            Avecia Investments Limited
   462,340  Term loan, maturing June 30, 2007                           455,405
   276,165  Term loan, maturing June 30, 2008                           272,023
            CP Kelco U.S., Inc.
 1,115,262  Term loan, maturing March 31, 2008                        1,115,262
   372,413  Term loan, maturing September 30, 2008                      372,413
            Equistar Chemicals, L.P.
   923,895  Term loan, maturing August 31, 2007                         928,934
            Georgia Gulf Corporation
 1,007,835  Term loan, maturing May 12, 2009                          1,012,874
            Huntsman Int'l
   650,369  Term loan, maturing June 3, 2006                            643,052
 1,154,381  Term loan, maturing June 30, 2007                         1,159,432
 1,154,381  Term loan, maturing June 30, 2008                         1,159,672
            Huntsman LLC (FKA Huntsman Company LLC)
 1,627,126  Term loan, maturing March 31, 2007                        1,506,253
   796,156  Term loan, maturing March 31, 2008                          737,013
            IMC Global, Inc.
 2,937,513  Term loan, maturing November 17, 2006                     2,950,364
            Messer Griesham GmbH
 2,446,830  Term loan, maturing April 30, 2009                        2,466,965
   412,894  Term loan, maturing April 30, 2010                          416,292
            Millenium Chemicals Inc.
   380,000  Term loan, maturing June 30, 2006                           381,306
            NOVEON
 1,477,500  Term loan, maturing September 30, 2008                    1,480,666
            Polymer Group, Inc.
 2,094,948  Term loan, maturing December 31, 2006                     2,042,575
-------------------------------------------------------------------------------
                                                                  $  20,884,841
-------------------------------------------------------------------------------
Coal -- 0.2%
-------------------------------------------------------------------------------
            Peabody Energy Corporation
$  748,125  Term loan, maturing March 21, 2010                    $     754,515
-------------------------------------------------------------------------------
                                                                  $     754,515
-------------------------------------------------------------------------------
Commercial Services -- 9.0%
-------------------------------------------------------------------------------
            Advanstar Communications Inc.
$3,348,571  Term loan, maturing November 17, 2007                 $   3,256,486
            American Marketing Industries, Inc.
   172,881  Term loan, maturing November 30, 2003(4)                     10,076
   886,534  Term loan, maturing November 30, 2004(4)                     51,672
   409,439  Term loan, maturing November 30, 2005(4)                     23,865
            Anthony Crane Rental, L.P.
 1,274,976  Term loan, maturing July 20, 2006                           707,612
            Coinmach Laundry Corporation
 3,820,508  Term loan, maturing July 25, 2009                         3,837,222
            Corrections Corporation of America
 3,472,829  Term loan, maturing May 31, 2008                          3,495,402
            Environmental Systems Products Hldgs., Inc.
   648,992  Term loan, maturing December 31, 2004                       639,257
 1,345,790  Term loan, maturing December 31, 2004                     1,265,043
            Gate Gourmet Borrower LLC
 2,000,000  Term loan, maturing December 31, 2008                     1,880,000
            Identity Now Holdings, LLC
   452,315  Term loan, maturing November 30, 2006                       452,315
            Interline Brands, Inc.
 1,500,000  Term loan, maturing November 30, 2009                     1,505,625
            Iron Mountain Incorporated
 4,985,000  Term loan, maturing February 15, 2008                     5,013,933
            Metokote Corporation
   520,543  Term loan, maturing November 2, 2005                        512,409
            MSX International, Inc.
   711,007  Term loan, maturing December 31, 2006                       639,907
            Panavision International, L.P.
 2,577,069  Term loan, maturing March 31, 2005                        2,379,493
            Volume Services, Inc.
 1,896,089  Term loan, maturing June 30, 2003                         1,881,868
-------------------------------------------------------------------------------
                                                                  $  27,552,185
-------------------------------------------------------------------------------
Communications Equipment -- 0.9%
-------------------------------------------------------------------------------
            Amphenol Corporation
$2,315,000  Term loan, maturing May 6, 2010                       $   2,331,976
            Superior Telecom, Inc.
   236,876  Term loan, maturing November 27, 2005(4)                     81,722
 1,467,576  Term loan, maturing November 27, 2006(4)                    506,314
-------------------------------------------------------------------------------
                                                                  $   2,920,012
-------------------------------------------------------------------------------
Construction Materials -- 0.6%
-------------------------------------------------------------------------------
            Formica Corporation
$  344,505  Revolving loan, maturing May 1, 2004                     $  302,303
   116,457  Term loan, maturing May 1, 2004                             102,191
   799,878  Term loan, maturing April 30, 2006                          725,890
            Panolam Industries, Inc.
   801,948  Term loan, maturing December 31, 2006                       781,900
            Tapco International Corporation
     1,523  Term loan, maturing June 23, 2007                             1,526
       916  Term loan, maturing June 23, 2008                               917
-------------------------------------------------------------------------------
                                                                  $   1,914,727
-------------------------------------------------------------------------------
Containers & Packaging - Metal & Glass -- 2.0%
-------------------------------------------------------------------------------
            Owens-Illinois Inc.
$1,500,000  Term loan, maturing April 1, 2008                     $   1,505,625
            Silgan Holdings Inc.
 4,632,222  Term loan, maturing December 31, 2008                     4,653,452
-------------------------------------------------------------------------------
                                                                  $   6,159,077
-------------------------------------------------------------------------------
Containers & Packaging - Paper -- 6.2%
-------------------------------------------------------------------------------
            Blue Ridge Paper Products, Inc.
$  669,484  Revolving loan, maturing March 31, 2005               $     636,010
   134,057  Term loan, maturing March 31, 2005                          127,354
   867,879  Term loan, maturing March 31, 2006                          846,182
            Graphic Packaging Corporation
   975,100  Term loan, maturing February 28, 2009                       978,148
            Greif Bros. Corporation
   997,487  Term loan, maturing August 31, 2008                         999,233
            Impaxx, Inc.
   827,897  Term loan, maturing December 31, 2005                       529,854
            Jefferson Smurfit Corporation
 2,745,454  Term loan, maturing March 31, 2007                        2,736,051
            Port Townsend Paper Corporation
   977,500  Term loan, maturing March 16, 2007                          909,075
            Printpack Holdings, Inc.
 3,464,943  Term loan, maturing April 30, 2009                        3,477,937
            Riverwood International Corporation
 3,996,269  Term loan, maturing December 31, 2006                     3,991,585
            Stone Container Corporation
 3,246,396  Term loan, maturing June 30, 2009                         3,253,499
   550,047  Term loan, maturing June 30, 2009                           552,041
-------------------------------------------------------------------------------
                                                                  $  19,036,969
-------------------------------------------------------------------------------
Containers & Packaging - Plastics -- 2.2%
-------------------------------------------------------------------------------
            Berry Plastics Corporation
$1,983,722  Term loan, maturing June 30, 2010                     $   1,994,632
            Consolidated Container Holdings LLC
   496,879  Term loan, maturing June 30, 2007                           465,410
            Crown Cork & Seal Company, Inc.
 3,250,000  Term loan, maturing September 15, 2008                    3,271,330
            Tekni-Plex, Inc.
   967,569  Term loan, maturing June 30, 2008                           954,265
-------------------------------------------------------------------------------
                                                                  $   6,685,637
-------------------------------------------------------------------------------
Educational Services -- 1.4%
-------------------------------------------------------------------------------
            Jostens, Inc.
$1,623,462  Term loan, maturing December 31, 2009                 $   1,626,844
            Kindercare Learning Centers, Inc.
 1,042,439  Term loan, maturing February 13, 2006                     1,021,590
            Knowledge Learning Corporation
   800,000  Term loan, maturing May 15, 2010                            793,000
            Weekly Reader Corporation
   960,326  Term loan, maturing September 30, 2007                      941,119
-------------------------------------------------------------------------------
                                                                  $   4,382,553
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.2%
-------------------------------------------------------------------------------
            Knowles Electronics, Inc.
$  632,671  Term loan, maturing June 29, 2007                     $     612,109
-------------------------------------------------------------------------------
                                                                  $     612,109
-------------------------------------------------------------------------------
Entertainment -- 4.0%
-------------------------------------------------------------------------------
            AMF Bowling Worldwide, Inc.
$  968,750  Term loan, maturing February 28, 2008                 $     969,961
            Amfac Resorts, Inc.
 1,148,816  Term loan, maturing September 30, 2003                    1,145,944
 1,148,816  Term loan, maturing September 30, 2004                    1,145,944
            Blockbuster Entertainment Corp.
   385,714  Revolving loan, maturing July 1, 2004                       382,195
            Hollywood Entertainment Corporation
   925,000  Term loan, maturing March 31, 2008                          928,854
            Metro-Goldwyn-Mayer Studios Inc.
 5,000,000  Term loan, maturing June 11, 2008                         5,007,030
            Six Flags Theme Parks Inc.
   357,500  Revolving loan, maturing June 30, 2008                      346,775
 2,500,000  Term loan, maturing June 30, 2009                         2,497,135
-------------------------------------------------------------------------------
                                                                  $  12,423,838
-------------------------------------------------------------------------------
Environmental Services -- 2.0%
-------------------------------------------------------------------------------
            Allied Waste Industries, Inc.
$  500,000  Term loan, maturing January 15, 2010                  $     503,813
 3,000,000  Term loan, maturing July 15, 2010                         3,025,626
            Casella Waste Systems, Inc.
 1,650,000  Term loan, maturing January 24, 2010                      1,661,344
            International Technology Corporation
   470,000  Term loan, maturing June 11, 2004(4)                         39,950
            Stericycle, Inc.
   971,219  Term loan, maturing November 10, 2006                       976,480
-------------------------------------------------------------------------------
                                                                  $   6,207,213
-------------------------------------------------------------------------------
Food, Beverages & Tobacco -- 6.9%
-------------------------------------------------------------------------------
            American Seafood Holdings Inc.
$  473,938  Term loan, maturing September 30, 2007                $     471,766
   778,864  Term loan, maturing March 31, 2009                          780,811
            Aurora Foods, Inc.
 2,469,382  Term loan, maturing September 30, 2006                    2,252,675
   247,780  Term loan, maturing March 31, 2007                          225,975
            Cott Corporation
   417,487  Term loan, maturing December 31, 2006                       419,053
            Dean Foods Company
 1,700,000  Term loan, maturing July 15, 2007                         1,701,063
 1,980,000  Term loan, maturing July 15, 2008                         1,990,912
            Del Monte Corporation
 2,321,881  Term loan, maturing December 20, 2010                     2,346,551
            Dr. Pepper/Seven Up Bottling Group, Inc.
 1,499,672  Term loan, maturing October 7, 2007                       1,495,219
            Eagle Family Foods, Inc.
   233,333  Revolving loan, maturing December 31, 2004                  208,250
   300,130  Term loan, maturing December 31, 2005                       280,246
            Interstate Brands Corporation
 2,942,456  Term loan, maturing July 19, 2007                         2,948,341
   495,000  Term loan, maturing July 19, 2008                           494,381
            Michael Foods, Inc.
 1,579,732  Term loan, maturing March 30, 2008                        1,588,125
            Nutra Sweet
 1,456,500  Term loan, maturing June 30, 2008                         1,332,698
            Southern Wine & Spirits of America, Inc.
 2,477,487  Term loan, maturing June 28, 2008                         2,486,778
-------------------------------------------------------------------------------
                                                                  $  21,022,844
-------------------------------------------------------------------------------
Health Care - Equipment & Supplies -- 2.9%
-------------------------------------------------------------------------------
            Amerisource Bergen Corporation
$3,400,000  Term loan, maturing March 31, 2005                    $   3,400,000
            Conmed Corporation
 2,487,500  Term loan, maturing December 31, 2007                     2,491,647
            Fisher Scientific International, LLC
   897,750  Term loan, maturing March 31, 2010                          903,137
            Leiner Health Products Inc.
   261,381  Term loan, maturing March 31, 2004                          249,618
            Sybron Dental Management
 1,761,232  Term loan, maturing June 6, 2009                          1,768,497
-------------------------------------------------------------------------------
                                                                  $   8,812,899
-------------------------------------------------------------------------------
Health Care - Providers & Services -- 5.4%
-------------------------------------------------------------------------------
            Alliance Imaging, Inc.
$1,806,425  Term loan, maturing June 10, 2008                     $   1,752,684
            Caremark RX, Inc.
   994,962  Term loan, maturing March 31, 2006                          996,828
            Community Health Systems, Inc.
 3,473,750  Term loan, maturing July 5, 2010                          3,466,695
            Cross Country Healthcare, Inc.
 1,000,000  Term loan, maturing June 5, 2009                          1,007,500
            DaVita, Inc.
 2,962,500  Term loan, maturing March 31, 2009                        2,970,318
            Fresenius Medical Care Holdings, Inc.
 2,443,875  Term loan, maturing February 21, 2010                     2,458,895
            Magellan Health Services, Inc.
   276,396  Term loan, maturing February 12, 2005                       267,182
   276,396  Term loan, maturing February 12, 2006                       267,182
            Team Health
 1,427,847  Term loan, maturing October 31, 2008                      1,407,322
            Triad Hospitals Holdings, Inc.
 1,929,362  Term loan, maturing March 31, 2008                        1,942,846
-------------------------------------------------------------------------------
                                                                  $  16,537,452
-------------------------------------------------------------------------------
Hotels -- 1.7%
-------------------------------------------------------------------------------
            Extended Stay America
$2,362,343  Term loan, maturing December 31, 2007                 $   2,369,093
            Vail Resorts, Inc.
   500,000  Term loan, maturing December 10, 2008                       503,907
            Wyndham International, Inc.
 2,534,210  Term loan, maturing June 30, 2006                         2,220,601
-------------------------------------------------------------------------------
                                                                  $   5,093,601
-------------------------------------------------------------------------------
Household Furnish & Appliances -- 1.2%
-------------------------------------------------------------------------------
            Goodman Manufacturing Company, L.P.
$  263,688  Term loan, maturing September 30, 2003                $     263,029
   471,244  Term loan, maturing April 9, 2004                           470,066
            Sealy Mattress Company
   808,107  Term loan, maturing December 15, 2004                       805,682
   382,445  Term loan, maturing December 15, 2005                       381,298
   488,920  Term loan, maturing December 15, 2006                       487,453
            Simmons Company
   430,083  Term loan, maturing October 30, 2005                        431,786
   682,336  Term loan, maturing October 30, 2006                        685,577
-------------------------------------------------------------------------------
                                                                  $   3,524,891
-------------------------------------------------------------------------------
Household Products -- 4.1%
-------------------------------------------------------------------------------
            Church & Dwight Co. Inc.
$2,298,526  Term loan, maturing September 30, 2007                $   2,313,917
            Rayovac Corporation
 2,934,259  Term loan, maturing September 30, 2009                    2,940,371
            Samsonite Corporation
 1,928,934  Term loan, maturing June 24, 2006                         1,774,619
            The Imperial Decor Home Group, Inc.
   250,119  Medium term note, maturing April 4, 2006(4)                 125,060
            The Scotts Company
 3,241,469  Term loan, maturing December 31, 2007                     3,260,717
            United Industries Corporation
 1,274,099  Term loan, maturing January 20, 2006                      1,276,488
            Werner Holding Co.
 1,000,000  Term loan, maturing June 11, 2009                         1,013,333
-------------------------------------------------------------------------------
                                                                  $  12,704,505
-------------------------------------------------------------------------------
Insurance -- 1.6%
-------------------------------------------------------------------------------
            Hilb, Rogal and Hamilton Company
$3,369,722  Term loan, maturing June 30, 2007                     $   3,384,464
            Willis Corroon Corporation
 1,627,658  Term loan, maturing February 19, 2007                     1,616,468
-------------------------------------------------------------------------------
                                                                  $   5,000,932
-------------------------------------------------------------------------------
Leisure -- 1.8%
-------------------------------------------------------------------------------
            New England Sports Ventures, LLC
$4,000,000  Term loan, maturing February 28, 2005                 $   4,000,000
            Universal City Development Partners, L.P.
 1,472,344  Term loan, maturing June 30, 2007                         1,435,535
-------------------------------------------------------------------------------
                                                                  $   5,435,535
-------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.3%
-------------------------------------------------------------------------------
            Bell Sports, Inc.
$  938,936  Term loan, maturing March 30, 2007                    $     816,874
-------------------------------------------------------------------------------
                                                                  $     816,874
-------------------------------------------------------------------------------
Machinery -- 2.3%
-------------------------------------------------------------------------------
            Colfax Corporation
$  625,000  Term loan, maturing May 30, 2009                      $     623,438
            Flowserve Corporation
 2,602,364  Term loan, maturing June 30, 2009                         2,615,375
            Rexnord Corporation
 1,458,333  Term loan, maturing November 30, 2009                     1,472,309
            The Manitowoc Company
 2,450,000  Term loan, maturing June 30, 2007                         2,461,025
-------------------------------------------------------------------------------
                                                                  $   7,172,147
-------------------------------------------------------------------------------
Manufacturing -- 7.6%
-------------------------------------------------------------------------------
            Advanced Glassfiber Yarns LLC
$1,015,859  Term loan, maturing September 30, 2005(4)             $     452,057
            AMSCAN Holdings, Inc.
   992,500  Term loan, maturing June 15, 2007                           992,500
            Citation Corporation
   948,087  Term loan, maturing December 1, 2007                        794,023
            Gentek, Inc.
 1,735,549  Term loan, maturing April 30, 2007                        1,077,776
            Ingram Industries, Inc.
   418,797  Term loan, maturing June 30, 2008                           414,609
            JohnsonDiversey, Inc.
   297,796  Term loan, maturing November 30, 2008                       298,789
 1,485,000  Term loan, maturing November 30, 2009                     1,499,718
            Motor Coach Industries
   476,445  Term loan, maturing June 15, 2006                           401,405
            Mueller Group, Inc.
 2,475,000  Term loan, maturing May 31, 2008                          2,472,570
            National Waterworks Holdings, Inc.
 2,450,000  Term loan, maturing November 22, 2009                     2,476,031
            Neenah Foundry Company
 1,813,782  Term loan, maturing September 30, 2005                    1,795,644
            Polypore Incorporated
 1,665,872  Term loan, maturing December 31, 2006                     1,670,037
            SPX Corporation
 1,193,281  Term loan, maturing September 30, 2009                    1,195,850
 1,988,802  Term loan, maturing March 31, 2010                        1,993,084
            Synthetic Industries, Inc.
   981,250  Term loan, maturing December 30, 2007                       841,422
            Trimas Corporation
 2,484,518  Term loan, maturing December 31, 2009                     2,487,189
            Walter Industries, Inc.
 2,437,500  Term loan, maturing April 17, 2010                        2,437,500
-------------------------------------------------------------------------------
                                                                  $  23,300,204
-------------------------------------------------------------------------------
Metals & Mining -- 1.0%
-------------------------------------------------------------------------------
            Compass Minerals Group, Inc.
$1,125,275  Term loan, maturing November 28, 2009                 $   1,133,831
            Handy & Harman
   867,477  Term loan, maturing July 30, 2006                           845,790
            Stillwater Mining Company
   956,495  Term loan, maturing June 30, 2007                           958,886
-------------------------------------------------------------------------------
                                                                  $   2,938,507
-------------------------------------------------------------------------------
Miscellaneous -- 0.6%
-------------------------------------------------------------------------------
            Weight Watchers International, Inc.
$1,347,350  Term loan, maturing December 31, 2007                 $   1,359,139
   459,386  Term loan, maturing December 31, 2008                       463,405
-------------------------------------------------------------------------------
                                                                  $   1,822,544
-------------------------------------------------------------------------------
Oil & Gas -- 2.1%
-------------------------------------------------------------------------------
            Citgo Petroleum Company
$  971,676  Term loan, maturing February 27, 2006                 $     998,397
            The Premcor Refining Group, Inc.
 3,000,000  Term loan, maturing February 11, 2006                     3,026,250
            Williams Production RMT Company
 2,500,000  Term loan, maturing May 30, 2007                          2,518,750
-------------------------------------------------------------------------------
                                                                  $   6,543,397
-------------------------------------------------------------------------------
Paper & Forest Products -- 0.4%
-------------------------------------------------------------------------------
            Bear Island Paper Company, LLC
$1,233,457  Term loan, maturing December 31, 2005                 $   1,227,290
-------------------------------------------------------------------------------
                                                                  $   1,227,290
-------------------------------------------------------------------------------
Personal Products -- 2.3%
-------------------------------------------------------------------------------
            Armkel, LLC
$1,810,375  Term loan, maturing March 31, 2009                    $   1,822,680
            Mary Kay Cosmetics, Inc.
 1,317,866  Term loan, maturing September 30, 2007                    1,324,456
            Playtex Products, Inc.
 3,962,487  Term loan, maturing May 31, 2009                          3,945,152
-------------------------------------------------------------------------------
                                                                  $   7,092,288
-------------------------------------------------------------------------------
Publishing & Printing -- 9.3%
-------------------------------------------------------------------------------
            American Media Operations Inc.
$  257,052  Term loan, maturing April 1, 2006                     $     256,490
 2,149,014  Term loan, maturing April 1, 2008                         2,157,745
            Bell Actimedia, Inc.
   995,000  Term loan, maturing November 29, 2009                     1,013,034
            Dex Media, Inc.
 2,276,423  Term loan, maturing November 8, 2009                      2,310,977
            Hollinger International Publishing, Inc.
   496,250  Term loan, maturing September 30, 2009                      503,073
            Journal Register Company
 2,553,462  Term loan, maturing September 30, 2006                    2,534,311
            Liberty Group Operating, Inc.
 1,442,564  Term loan, maturing April 30, 2007                        1,440,761
            Merrill Corporation
   211,970  Term loan, maturing November 15, 2006                       198,545
   950,498  Term loan, maturing November 15, 2007                       890,300
            Moore Holdings U.S.A. Inc.
 1,500,000  Term loan, maturing March 15, 2010                        1,513,359
            Morris Communications Corporation
 3,000,000  Term loan, maturing September 30, 2009                    3,016,407
            QwestDex, Inc.
   750,000  Term loan, maturing August 30, 2004                         762,188
            R.H. Donnelley Inc.
 1,362,483  Term loan, maturing December 31, 2008                     1,372,021
 1,990,000  Term loan, maturing June 30, 2010                         2,027,313
            Sun Media Corporation
 2,647,473  Term loan, maturing February 7, 2009                      2,654,505
            The Reader's Digest Association, Inc.
 2,009,462  Term loan, maturing May 20, 2008                          1,994,032
            The Sheridan Group, Inc.
   870,023  Term loan, maturing January 30, 2005                        843,923
            Transwestern Publishing Company LLC
 2,848,350  Term loan, maturing June 27, 2008                         2,862,148
-------------------------------------------------------------------------------
                                                                  $  28,351,132
-------------------------------------------------------------------------------
Real Estate -- 6.5%
-------------------------------------------------------------------------------
            AGBRI Octagon
$1,725,267  Term loan, maturing May 31, 2004                      $   1,712,328
            AIMCO Properties, L.P.
 1,423,351  Term loan, maturing February 28, 2004                     1,425,130
 2,500,000  Term loan, maturing May 30, 2008                          2,504,688
            American Skiing Company Resort Properties, Inc.
   720,000  Term loan, maturing June 30, 2003(4)                        655,200
            AP-Knight LP
 2,010,236  Term loan, maturing December 31, 2004                     2,007,723
            Concordia Properties, LLC
 1,000,000  Term loan, maturing January 31, 2006                      1,000,000
            Crescent Real Estate Equities, L.P.
 1,000,000  Term loan, maturing May 31, 2005                          1,002,500
            Fairfield Resorts, Inc.
 1,200,000  Term loan, maturing March 21, 2006                        1,194,000
            Lennar Corporation
   745,000  Term loan, maturing May 2, 2007                             746,397
            Macerich Partnership, L.P.
 1,968,000  Term loan, maturing July 15, 2005                         1,975,380
            Newkirk Master, L.P.
   894,020  Term loan, maturing December 31, 2004                       899,608
            OLY Hightop Parent
 1,535,810  Term loan, maturing March 31, 2006                        1,539,649
            Shelbourne Properties, L.P.
   285,959  Term loan, maturing February 19, 2006                       285,602
            The Woodlands Commercial Properties Co., L.P.
 1,900,000  Term loan, maturing November 26, 2005                     1,914,250
            Trizec Properties, Inc.
 1,000,000  Term loan, maturing May 29, 2005                            997,500
-------------------------------------------------------------------------------
                                                                  $  19,859,955
-------------------------------------------------------------------------------
Restaurants -- 2.0%
-------------------------------------------------------------------------------
            AFC Enterprises Inc.
$1,978,337  Term loan, maturing May 23, 2009                      $   1,975,039
            Buffets, Inc.
 1,753,086  Term loan, maturing June 30, 2009                         1,735,994
            Jack in the Box, Inc.
   748,125  Term loan, maturing July 22, 2007                           754,671
            O'Charley's Inc.
 1,706,250  Term loan, maturing January 27, 2009                      1,711,582
-------------------------------------------------------------------------------
                                                                  $   6,177,286
-------------------------------------------------------------------------------
Retail - Food & Drug -- 6.3%
-------------------------------------------------------------------------------
            Duane Reade Inc.
$2,077,420  Term loan, maturing February 15, 2007                 $   2,082,613
            Fleming Companies, Inc.
 2,247,066  Term loan, maturing June 18, 2008                         1,980,789
            Giant Eagle, Inc.
 2,978,122  Term loan, maturing August 6, 2009                        2,985,567
            Rite Aid Corporation
 6,000,000  Term loan, maturing April 30, 2008                        6,087,000
            Roundy's, Inc.
 2,475,000  Term loan, maturing June 6, 2009                          2,480,608
            SDM Corporation
 2,862,539  Term loan, maturing February 4, 2009                      2,870,439
            The Pantry, Inc.
   742,589  Term loan, maturing March 31, 2007                          744,445
-------------------------------------------------------------------------------
                                                                  $  19,231,461
-------------------------------------------------------------------------------
Retail - Multiline -- 1.3%
-------------------------------------------------------------------------------
            Kmart Corporation
$3,000,000  Term loan, maturing May 6, 2006                       $   3,007,500
            Rent-A-Center, Inc.
 1,000,000  Term loan, maturing May 28, 2009                          1,007,500
-------------------------------------------------------------------------------
                                                                  $   4,015,000
-------------------------------------------------------------------------------
Retail - Specialty -- 3.7%
-------------------------------------------------------------------------------
            Advance Stores Company, Inc.
$  722,693  Term loan, maturing November 30, 2006                    $  720,435
 2,816,479  Term loan, maturing November 30, 2007                     2,830,914
            CSK Auto, Inc.
 1,400,000  Term loan, maturing June 20, 2009                         1,414,000
            Jo-Ann Stores, Inc.
 2,500,000  Term loan, maturing April 30, 2005                        2,487,500
            Oriental Trading Company
   452,381  Term loan, maturing June 30, 2009                           452,664
            Travelcenters of America, Inc.
 3,327,077  Term loan, maturing November 30, 2008                     3,342,674
-------------------------------------------------------------------------------
                                                                  $  11,248,187
-------------------------------------------------------------------------------
Road & Rail -- 0.7%
-------------------------------------------------------------------------------
            Kansas City Southern Industries, Inc.
$1,045,548  Term loan, maturing June 12, 2008                     $   1,047,836
            RailAmerica Australia Finance Pty. LTD.
   158,400  Term loan, maturing May 31, 2009                            158,578
            RailAmerica Canada Corp.
   132,000  Term loan, maturing May 31, 2009                            132,148
            RailAmerica Transportation Corp.
   699,600  Term loan, maturing May 31, 2009                            700,387
-------------------------------------------------------------------------------
                                                                  $   2,038,949
-------------------------------------------------------------------------------
Telecommunications - Wireline -- 1.3%
-------------------------------------------------------------------------------
            Alec Holdings, Inc.
$  454,984  Term loan, maturing November 30, 2006                 $     453,847
   464,784  Term loan, maturing November 30, 2007                       463,622
            Broadwing Inc. (FKA Cinci Bell)
 1,996,668  Term loan, maturing December 31, 2005                     1,992,389
            Qwest Corporation
 1,000,000  Term loan, maturing June 4, 2007                          1,012,000
-------------------------------------------------------------------------------
                                                                  $   3,921,858
-------------------------------------------------------------------------------
Telecommunications - Wireless -- 0.9%
-------------------------------------------------------------------------------
            American Tower, L.P.
$  403,707  Term loan, maturing December 31, 2006                 $     398,636
   207,456  Term loan, maturing December 31, 2007                       208,045
            Cricket Communications, Inc.
   300,000  Term loan, maturing June 30, 2007(4)                        117,000
            Nextel Communications, Inc.
   498,744  Term loan, maturing June 30, 2008                           497,689
   498,744  Term loan, maturing December 30, 2008                       497,689
            Spectrasite Communications, Inc.
   917,111  Term loan, maturing December 31, 2007                       923,130
            Winstar Communications, Inc.
   300,534  DIP loan, maturing June 30, 2003(4)                          75,134
-------------------------------------------------------------------------------
                                                                  $   2,717,323
-------------------------------------------------------------------------------
Textiles & Apparel -- 0.2%
-------------------------------------------------------------------------------
            St. John Knits International, Inc.
$  747,221  Term loan, maturing July 31, 2007                     $     748,622
-------------------------------------------------------------------------------
                                                                  $     748,622
-------------------------------------------------------------------------------
Theaters -- 2.7%
-------------------------------------------------------------------------------
            Cinemark USA, Inc.
$2,793,000  Term loan, maturing March 31, 2008                    $   2,814,822
            Hollywood Theater Holdings, Inc.
   880,093  Term loan, maturing March 31, 2006                          825,087
            Loews Cineplex Entertainment Corporation
   482,615  Term loan, maturing September 30, 2006                      480,051
   300,000  Revolving loan, maturing March 31, 2007                     299,250
   912,273  Term loan, maturing May 31, 2008                            907,711
   538,636  Term loan, maturing May 31, 2008                            536,616
            Regal Cinemas Inc.
 1,897,436  Term loan, maturing May 27, 2007                          1,911,667
   500,000  Term loan, maturing June 30, 2009                           504,375
-------------------------------------------------------------------------------
                                                                  $   8,279,579
-------------------------------------------------------------------------------
Utility -- 1.2%
-------------------------------------------------------------------------------
            International Transmission Company
$1,047,375  Term loan, maturing March 18, 2009                    $   1,056,757
            ITC Holding Corp.
   698,250  Term loan, maturing March 18, 2009                          701,305
            Michigan Electric Transmission Company, LLC
 1,980,000  Term loan, maturing June 30, 2007                         1,986,393
-------------------------------------------------------------------------------
                                                                  $   3,744,455
-------------------------------------------------------------------------------
Total Senior, Floating Rate Interests
  (identified cost, $476,539,224)                                 $ 469,472,328
-------------------------------------------------------------------------------

Corporate Bonds & Notes -- 12.0%

Principal
Amount
(000's Omitted)  Security                                         Value
-------------------------------------------------------------------------------
Aerospace and Defense -- 0.0%
-------------------------------------------------------------------------------
                     K&F Industries, Sr. Sub. Notes
$       55  9.625%, 12/15/10                                      $      61,325
-------------------------------------------------------------------------------
                                                                  $      61,325
-------------------------------------------------------------------------------
Airlines -- 0.8%
-------------------------------------------------------------------------------
            American Airlines
$      895  7.80%, 10/1/06                                        $     619,473
        20  7.858%, 10/1/11                                              19,667
            Continental Airlines
       200  7.434%, 9/15/04                                             176,589
        40  7.08%, 11/1/04                                               35,861
       357  7.033%, 6/15/11                                             283,221
            Delta Air Lines
       110  6.65%, 3/15/04                                              105,600
            Dunlop Stand Aero Holdings, Sr. Notes
       845  11.875%, 5/15/09                                            912,600
            Northwest Airlines, Inc.
        30  8.52%, 4/7/04                                                28,200
       360  8.875%, 6/1/06                                              286,200
-------------------------------------------------------------------------------
                                                                  $   2,467,411
-------------------------------------------------------------------------------
Apparel -- 0.2%
-------------------------------------------------------------------------------
            GFSI, Inc., Sr. Sub. Notes
$       45  9.625%, 3/1/07                                        $      38,475
            Phillips Van-Heusen, Sr. Notes
       100  8.125%, 5/1/13(2)                                           103,125
            Tropical Sportswear International
       175  11.00%, 6/15/08                                             181,125
            William Carter, Series B
       160  10.875%, 8/15/11                                            181,600
-------------------------------------------------------------------------------
                                                                  $     504,325
-------------------------------------------------------------------------------
Auto and Parts -- 0.4%
-------------------------------------------------------------------------------
            CSK Auto, Inc.
$      420  12.00%, 6/15/06                                       $     468,300
            Dana Corp.
       175  10.125%, 3/15/10                                            193,812
            Dura Operating Corp.
        75  8.625%, 4/15/12                                              77,250
            Key Plastics, Jr. Secured Sub. Notes
        44  4.009%, 4/26/07(3)(4)                                        44,009
            Key Plastics, Sr. Secured Sub. Notes
       118  7.009%, 4/26/07(3)(4)                                       118,465
            Rexnord Corp., Sr. Sub. Notes
        65  10.125%, 12/15/12(2)                                         71,825
            TRW, Automotive, Inc., Sr. Sub. Notes
       100  11.00%, 2/15/13(2)                                          109,500
            United Components, Inc., Sr. Sub. Notes
        65  9.375%, 6/15/13(2)                                           67,762
-------------------------------------------------------------------------------
                                                                  $   1,150,923
-------------------------------------------------------------------------------
Broadcasting and Cable -- 0.9%
-------------------------------------------------------------------------------
            Adelphia Communications Corp., Sr. Notes
$      205  9.25%, 10/1/49(4)                                     $     125,050
            Avalon Cable, LLC, Sr. Disc. Notes
       165  11.875%, 12/1/08                                            158,606
            Charter Communication Holdings, Sr. Disc. Notes
       200  13.50%, 1/15/11                                             105,000
        45  9.92%, 4/1/11                                                29,812
            Charter Communication Holdings, Sr. Notes
        30  10.00%, 4/1/09                                               23,100
        45  10.75%, 10/1/09                                              35,100
            Corus Entertainment, Inc., Sr. Sub. Notes
       165  8.75%, 3/1/12                                               178,200
            CSC Holdings, Inc., Sr. Notes
        20  7.875%, 12/15/07                                             20,550
            CSC Holdings, Inc., Sr. Sub. Notes
        95  10.50%, 5/15/16                                             104,025
            DirecTV Holdings, Sr. Notes
        60  8.375%, 3/15/13(2)                                           67,200
            Echostar DBS Corp., Sr. Notes
        10  9.125%, 1/15/09                                              11,225
            Insight Communications, Sr. Disc. Notes
       125  12.25%, 2/15/11                                             104,375
            Mediacom Broadband LLC
        50  11.00%, 7/15/13                                              55,875
            Muzak LLC/Muzak Finance, Sr. Notes
        25  10.00%, 2/15/09(2)                                           26,312
            Nexstar Finance Holding LLC, Inc., Sr. Disc. Notes
       180  0.00%, 4/1/13(2)                                            120,825
            Nextmedia Operating, Inc.
        65  10.75%, 7/1/11                                               73,125
            Paxson Communications
       205  12.25%, 1/15/09                                             172,200
            Pegasus Communications
     1,000  9.75%, 12/1/06                                              915,000
            Pegasus Sattelite, Sr. Notes
       530  12.375%, 8/1/06                                             498,200
-------------------------------------------------------------------------------
                                                                  $   2,823,780
-------------------------------------------------------------------------------
Building Materials -- 0.0%
-------------------------------------------------------------------------------
            Ryland Group, Sr. Notes
$       80  9.75%, 9/1/10                                         $      92,400
-------------------------------------------------------------------------------
                                                                  $      92,400
-------------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.3%
-------------------------------------------------------------------------------
            Coinmach Corp., Sr. Notes
$      360  9.00%, 2/1/10                                         $     387,000
            JSG Funding PLC, Sr. Notes
       250  9.625%, 10/1/12                                             277,500
            R.H. Donnelley Finance Corp., Sr. Notes
        30  8.875%, 12/15/10(2)                                          33,300
            R.H. Donnelley Finance Corp., Sr. Sub. Notes
       190  10.875%, 12/15/12(2)                                        222,300
            Trico Marine Services, Sr. Notes
        45  8.875%, 5/15/12                                              38,925
            Universal City Development, Sr. Notes
        15  11.75%, 4/1/10(2)                                            16,537
-------------------------------------------------------------------------------
                                                                  $     975,562
-------------------------------------------------------------------------------
Chemicals -- 0.7%
-------------------------------------------------------------------------------
            Avecia Group, PLC
$      750  11.00%, 7/1/09                                        $     682,500
            Equistar Chemical, Sr. Notes
       110  10.625%, 5/1/11(2)                                          113,300
            Hercules, Inc.
        30  11.125%, 11/15/07                                            35,100
            HMP Equity Holdings Corp.
       170  0.00%, 5/15/08(2)                                            86,700
            Huntsman Co., LLC, Sr. Notes
        80  9.875%, 3/1/09(2)                                            83,600
            IMC Global, Inc.
        75  7.625%, 11/1/05                                              79,875
            Lyondell Chemical Co.
        40  9.50%, 12/15/08                                              38,200
        75  9.50%, 12/15/08(2)                                           71,625
       170  11.125%, 7/15/12                                            175,100
            Methanex Corp., Sr. Notes
       120  8.75%, 8/15/12                                              135,000
            OM Group, Inc.
       155  9.25%, 12/15/11                                             151,900
            Resolution Performance, Sr. Notes
       130  9.50%, 4/15/10                                              135,850
            Resolution Performance, Sr. Sub. Notes
       160  13.50%, 11/15/10                                            160,800
            United Industries Corp., Sr. Sub. Notes
        85  9.875%, 4/1/09(2)                                            90,100
-------------------------------------------------------------------------------
                                                                  $   2,039,650
-------------------------------------------------------------------------------
Consumer Products -- 0.2%
-------------------------------------------------------------------------------
            Fedders North America
$      170  9.375%, 8/15/07                                       $     141,950
            Hockey Co.
       375  11.25%, 4/15/09                                             414,375
-------------------------------------------------------------------------------
                                                                  $     556,325
-------------------------------------------------------------------------------
Containers and Packaging -- 0.4%
-------------------------------------------------------------------------------
            BWAY Corp., Sr. Sub. Notes
$       85  10.00%, 10/15/10(2)                                   $      86,700
            Crown Euro Holdings SA
        65  9.50%, 3/1/11(2)                                             70,525
       340  10.875%, 3/1/13(2)                                          372,300
            Graham Packaging Co.
        35  8.75%, 1/15/08                                               35,000
            Graphic Packaging Corp.
        80  8.625%, 2/15/12                                              82,000
            Owens-Brockway Glass Containers, Sr. Notes
       185  8.25%, 5/15/13(2)                                           194,250
            Riverwood International Corp.
        95  10.875%, 4/1/08                                              97,850
            Smurfit-Stone Container
       170  8.25%, 10/1/12                                              183,175
            Stone Container Corp., Sr. Notes
       175  8.375%, 7/1/12                                              188,562
-------------------------------------------------------------------------------
                                                                  $   1,310,362
-------------------------------------------------------------------------------
Drugs -- 0.0%
-------------------------------------------------------------------------------
            Alaris Medical Systems, Series B
$       90  11.625%, 12/1/06                                      $     109,800
-------------------------------------------------------------------------------
                                                                  $     109,800
-------------------------------------------------------------------------------
Electronic Components -- 0.1%
-------------------------------------------------------------------------------
            Hexcel Corp.
$       35  9.875%, 10/1/08(2)                                    $      38,675
            Sanmina-Sci Corp.
       165  10.375%, 1/15/10(2)                                         184,800
-------------------------------------------------------------------------------
                                                                  $     223,475
-------------------------------------------------------------------------------
Electronic Components - Semiconductors -- 0.0%
-------------------------------------------------------------------------------
            Chippac International Ltd.
$       90  12.75%, 8/1/09                                        $     101,700
-------------------------------------------------------------------------------
                                                                  $     101,700
-------------------------------------------------------------------------------
Energy Services -- 0.0%
-------------------------------------------------------------------------------
            Hornbeck Leevac Marine Service, Sr. Notes
$       80  10.625%, 8/1/08                                       $      88,600
-------------------------------------------------------------------------------
                                                                  $      88,600
-------------------------------------------------------------------------------
Entertainment -- 0.4%
-------------------------------------------------------------------------------
            Hollywood Entertainment
$      195  9.625%, 3/15/11                                       $     214,256
            Premier Parks, Inc.
       190  9.75%, 6/15/07                                              189,050
            Royal Caribbean Cruises, Sr. Notes
        30  7.25%, 8/15/06                                               30,750
       245  8.00%, 5/15/10                                              256,025
       345  8.75%, 2/2/11                                               367,425
            Six Flags, Inc., Sr. Notes
        30  9.50%, 2/1/09                                                29,700
       240  8.875%, 2/1/10                                              231,600
-------------------------------------------------------------------------------
                                                                  $   1,318,806
-------------------------------------------------------------------------------
Environmental Services -- 0.1%
-------------------------------------------------------------------------------
            Allied Waste
$      140  9.25%, 9/1/12(2)                                      $     155,050
            Allied Waste Industries, Inc.
       140  10.00%, 8/1/09                                              149,450
-------------------------------------------------------------------------------
                                                                  $     304,500
-------------------------------------------------------------------------------
Foods -- 0.5%
-------------------------------------------------------------------------------
            American Seafood Group LLC
$      400  10.125%, 4/15/10                                      $     456,000
            B&G Foods, Inc.
        75  9.625%, 8/1/07                                               77,625
            Burns Philip Capital Ltd.
       180  9.75%, 7/15/12(2)                                           176,400
            Doane Pet Care Co.
       250  10.75%, 3/1/10                                              273,750
            Dole Foods Co., Sr. Notes
       330  8.875%, 3/15/11(2)                                          351,450
            Luigino's, Inc., Sr. Sub. Notes
       130  10.00%, 2/1/06                                              135,850
            New World Pasta Company
       165  9.25%, 2/15/09                                               52,800
-------------------------------------------------------------------------------
                                                                  $   1,523,875
-------------------------------------------------------------------------------
Furniture and Appliances -- 0.1%
-------------------------------------------------------------------------------
            Fedders North America
$      515  9.375%, 8/15/07                                       $     430,025
-------------------------------------------------------------------------------
                                                                  $     430,025
-------------------------------------------------------------------------------
Gaming -- 0.5%
-------------------------------------------------------------------------------
            Chukchansi EDA, Sr. Notes
$      230  14.50%, 6/15/09(2)                                    $     254,725
            Penn National Gaming, Inc., Sr. Sub. Notes
       620  11.125%, 3/1/08                                             689,750
            Waterford Gaming LLC, Sr. Notes
       455  8.625%, 9/15/12(2)                                          480,025
-------------------------------------------------------------------------------
                                                                  $   1,424,500
-------------------------------------------------------------------------------
Health Services -- 0.1%
-------------------------------------------------------------------------------
            Iasis Healthcare Corp., Sr. Sub. Notes
$      110  8.50%, 10/15/09                                       $     111,650
            Pacificare Health System
       225  10.75%, 6/1/09                                              259,312
            Rotech Healthcare, Inc.
        15  9.50%, 4/1/12                                                15,487
            Select Medical Corp., Sr. Sub. Notes
        60  9.50%, 6/15/09                                               65,475
-------------------------------------------------------------------------------
                                                                  $     451,924
-------------------------------------------------------------------------------
Instruments - Controls -- 0.3%
-------------------------------------------------------------------------------
            Wesco Distribution, Inc.
$    1,000  9.125%, 6/1/08                                        $     937,500
-------------------------------------------------------------------------------
                                                                  $     937,500
-------------------------------------------------------------------------------
Lodging -- 0.1%
-------------------------------------------------------------------------------
            Extended Stay America, Inc., Sr. Sub. Notes
$       65  9.875%, 6/15/11                                       $      70,200
            HMH Properties, Inc.
        35  7.875%, 8/1/08                                               35,700
            Host Marriott L.P.
        30  9.50%, 1/15/07                                               32,400
        90  9.25%, 10/1/07                                               97,200
-------------------------------------------------------------------------------
                                                                  $     235,500
-------------------------------------------------------------------------------
Lodging and Gaming -- 1.0%
-------------------------------------------------------------------------------
            Ameristar Casinos, Inc.
$      150  10.75%, 2/15/09                                       $     170,812
            Hard Rock Hotel, Inc.
        20  8.875%, 6/1/13                                               21,000
            Hollywood Casino Shreveport, 1st Mtg. Notes
       205  13.00%, 8/1/06                                              140,425
            John Q Hamons Hotels/Finance, Series B
        65  8.875%, 5/15/12                                              68,575
            Majestic Star Casino, LLC
       925  10.875%, 7/1/06                                             972,406
            Mandalay Resort Group, Sr. Sub. Notes
        60  10.25%, 8/1/07                                               68,100
            MGM Grand, Inc.
       500  9.75%, 6/1/07                                               570,000
            MTR Gaming Group
       110  9.75%, 4/1/10(2)                                            113,850
            Kerzner International, Sr. Sub. Notes
       265  8.875%, 8/15/11                                             288,188
            Venetian Casino/Las Vegas Sands
       645  11.00%, 6/15/10                                             730,463
-------------------------------------------------------------------------------
                                                                  $   3,143,819
-------------------------------------------------------------------------------
Machinery -- 0.1%
-------------------------------------------------------------------------------
            Flowserve Corp.
$        5  12.25%, 8/15/10                                       $       5,850
            Manitowoc Co., Inc. (The)
        45  10.50%, 8/1/12                                               50,175
            Terex Corp.
       130  10.375%, 4/1/11                                             144,300
       150  9.25%, 7/15/11                                              162,000
-------------------------------------------------------------------------------
                                                                  $     362,325
-------------------------------------------------------------------------------
Manufacturing -- 0.3%
-------------------------------------------------------------------------------
            Dresser, Inc.
$      110  9.375%, 4/15/11                                       $     113,850
            Fastentech, Inc, Sr. Notes
        15  11.50%, 5/1/11(2)                                            15,150
            Foamex L.P./Capital Corp.
       210  10.75%, 4/1/09                                              169,050
            Grey Wolf, Inc., Sr. Notes
        50  8.875%, 7/1/07                                               51,750
            Oxford Industries, Inc., Sr. Notes
        90  8.875%, 6/1/11(2)                                            94,950
            Tekni-Plex, Inc., Sr. Sub. Notes
        80  12.75%, 6/15/10(2)                                           78,400
            Transdigm Inc.
       345  10.375%, 12/1/08                                            375,681
-------------------------------------------------------------------------------
                                                                  $     898,831
-------------------------------------------------------------------------------
Medical Products -- 0.1%
-------------------------------------------------------------------------------
            Advanced Medical Optics, Sr. Sub. Notes
$      105  9.25%, 7/15/10                                        $     114,450
            Hanger Orthopedic Group
        75  10.375%, 2/15/09                                             83,250
            Medquest, Inc.
       205  11.875%, 8/15/12                                            214,225
-------------------------------------------------------------------------------
                                                                  $     411,925
-------------------------------------------------------------------------------
Medical Services -- 0.1%
-------------------------------------------------------------------------------
            Magellan Health Services, Sr. Notes
$      170  9.375%, 11/15/07(2)                                   $     170,850
-------------------------------------------------------------------------------
                                                                  $     170,850
-------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.8%
-------------------------------------------------------------------------------
            Dynegy Holdings, Inc., Sr. Notes
$      160  8.125%, 3/15/05                                       $     156,400
        35  7.45%, 7/15/06                                               33,513
       170  6.875%, 4/1/11                                              143,650
            Port Arthur Finance Corp.
       362  12.50%, 1/15/09                                             425,644
            Premcor Refining Group, Sr. Notes
       210  9.50%, 2/1/13                                               233,100
            SESI, LLC
       585  8.875%, 5/15/11                                             631,800
            Southern Natural Gas
       150  8.00%, 3/1/32                                               162,938
            Southern Natural Gas, Sr. Notes
        50  8.875%, 3/15/10(2)                                           54,750
            Transmontaigne, Inc., Sr. Sub. Notes
       225  9.125%, 6/1/10(2)                                           238,219
            Williams Cos., Inc. (The)
       225  7.875%, 1/15/06                                             222,750
            Williams Cos., Inc., (The) Sr. Notes
       175  8.625%, 6/1/10                                              183,750
-------------------------------------------------------------------------------
                                                                  $   2,486,514
-------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.9%
-------------------------------------------------------------------------------
            ANR Pipeline Co., Sr. Notes
$       70  8.875%, 3/15/10(2)                                    $      76,825
            Clark R&M, Inc., Sr. Sub. Notes
        15  8.875%, 11/15/07                                             15,375
            Comstock Resources, Inc.
       480  11.25%, 5/1/07                                              525,600
            El Paso Corp., Sr. Notes
       270  7.00%, 5/15/11                                              247,050
            El Paso Energy Partners
       120  8.50%, 6/1/11                                               129,000
            Grey Wolf, Inc., Series C
        40  8.875%, 7/1/07                                               41,300
            Gulfterra Energy Partners
       125  10.625%, 12/1/12                                            145,000
            Gulfterra Energy Partners, Sr. Sub. Notes
       125  8.50%, 6/1/10(2)                                            134,375
            Northwest Pipeline Corp.
        70  8.125%, 3/1/10                                               75,600
            Plains E&P Co.
       115  8.75%, 7/1/12                                               123,625
            Western Natural Gas
     1,000  10.00%, 6/15/09                                           1,095,000
-------------------------------------------------------------------------------
                                                                  $   2,608,750
-------------------------------------------------------------------------------
Paper and Forest Products -- 0.2%
-------------------------------------------------------------------------------
            Georgia-Pacific Corp., Debs.
$      150  9.50%, 12/1/11                                        $     165,938
            Georgia-Pacific Corp., Sr. Notes
       180  9.375%, 2/1/13(2)                                           199,350
            Longview Fibre Co., Sr. Sub. Notes
       225  10.00%, 1/15/09                                             250,875
-------------------------------------------------------------------------------
                                                                  $     616,163
-------------------------------------------------------------------------------
Printing and Business Products -- 0.1%
-------------------------------------------------------------------------------
            Xerox Capital Trust
$      330  8.00%, 2/1/27                                         $     280,500
-------------------------------------------------------------------------------
                                                                  $     280,500
-------------------------------------------------------------------------------
Publishing -- 0.2%
-------------------------------------------------------------------------------
            American Media Operations, Inc., Series B
$       15  10.25%, 5/1/09                                        $      16,275
            Canwest Media, Inc., Sr. Sub. Notes
       120  10.625%, 5/15/11                                            137,400
            CBD Media/CBD Finance, Sr. Sub. Notes
        30  8.625%, 6/1/11(2)                                            31,050
            Dex Media East LLC
        80  9.875%, 11/15/09                                             89,600
            Liberty Group Operating
       110  9.375%, 2/1/08                                              111,650
            Vertis, Inc., Sr. Notes
       170  10.875%, 6/15/09                                            170,850
-------------------------------------------------------------------------------
                                                                  $     556,825
-------------------------------------------------------------------------------
Retail - Apparel -- 0.0%
-------------------------------------------------------------------------------
            Mothers Work, Inc.
$       50  11.25%, 8/1/10                                        $      54,250
-------------------------------------------------------------------------------
                                                                  $      54,250
-------------------------------------------------------------------------------
Retail - General -- 0.4%
-------------------------------------------------------------------------------
            Kindercare Learning Centers, Inc., Sr. Sub. Notes
$    1,000  9.50%, 2/15/09                                        $   1,012,500
            Shopko Stores, Sr. Notes
        95  9.25%, 3/15/22                                               87,875
-------------------------------------------------------------------------------
                                                                  $   1,100,375
-------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 0.2%
-------------------------------------------------------------------------------
            AMI Semiconductor, Inc., Sr. Sub. Notes
$      185  10.75%, 2/1/13(2)                                     $     209,975
            Amkor Technologies, Inc.
        30  5.75%, 6/1/06                                                27,525
        30  5.00%, 3/15/07                                               25,238
            Amkor Technologies, Inc., Sr. Notes
       165  9.25%, 2/15/08                                              172,425
       115  7.75%, 5/15/13                                              109,825
            Amkor Technologies, Inc., Sr. Sub. Notes
        65  10.50%, 5/1/09                                               65,975
            On Semiconductor Corp.
        35  Variable Rate, 5/15/08                                       35,525
            SCG Holding & Semiconductor Corp.
        20  12.00%, 8/1/09                                               17,300
-------------------------------------------------------------------------------
                                                                  $     663,788
-------------------------------------------------------------------------------
Steel -- 0.1%
-------------------------------------------------------------------------------
            AK Steel Corp.
$       55  7.875%, 2/15/09                                       $      47,025
        25  7.75%, 6/15/12                                               20,875
            United States Steel LLC, Sr. Notes
        90  10.75%, 8/1/08                                               94,950
-------------------------------------------------------------------------------
                                                                  $     162,850
-------------------------------------------------------------------------------
Telecommunication Equipment -- 0.0%
-------------------------------------------------------------------------------
            Nortel Networks Ltd.
$      130  4.25%, 9/1/08                                         $     110,175
-------------------------------------------------------------------------------
                                                                  $     110,175
-------------------------------------------------------------------------------
Transportation -- 0.1%
-------------------------------------------------------------------------------
            Petroleum Helicopters, Series B
$      155  9.375%, 5/1/09                                        $     174,569
-------------------------------------------------------------------------------
                                                                  $     174,569
-------------------------------------------------------------------------------
Utilities -- 0.2%
-------------------------------------------------------------------------------
            AES Corp.
$       29  10.00%, 7/15/05(2)                                    $      30,233
            AES Corp., Sr. Sub. Debs.
        80  8.875%, 11/1/27                                              66,000
            AES Corp., Sr. Sub. Notes
        50  8.50%, 11/1/07                                               47,750
            National Waterworks, Inc.
       115  10.50%, 12/1/12                                             127,794
            Orion Power Holdings, Inc., Sr. Notes
       380  12.00%, 5/1/10                                              442,700
-------------------------------------------------------------------------------
                                                                  $     714,477
-------------------------------------------------------------------------------
Utility - Electric Power Generation -- 0.2%
-------------------------------------------------------------------------------
            Calpine Canada Corp.
$      240  8.50%, 5/1/08                                         $     188,400
            Calpine Corp., Sr. Notes
        45  8.25%, 8/15/05                                               42,075
       155  8.50%, 2/15/11                                              117,025
            Sierra Pacific Resources
       260  8.75%, 5/15/05                                              271,050
-------------------------------------------------------------------------------
                                                                  $     618,550
-------------------------------------------------------------------------------
Wireless Communication Services -- 0.6%
-------------------------------------------------------------------------------
            American Tower
$      210  0.00%, 8/1/08                                         $     136,500
            American Tower Corp., Sr. Notes
       390  9.375%, 2/1/09                                              393,900
            Centennial Cell/Communication, Sr. Notes
        85  10.125%, 6/15/13(2)                                          84,575
            Crown Castle International Corp., Sr. Notes
       150  9.50%, 8/1/11                                               156,000
            Insight Midwest/Insight Capital, Sr. Notes
       120  10.50%, 11/1/10                                             132,300
            Nextel Communications, Inc., Sr. Disc. Notes
        20  10.65%, 9/15/07                                              20,750
        40  9.95%, 2/15/08                                               42,000
            Nextel Communications, Inc., Sr. Notes
       270  12.00%, 11/1/08                                             291,600
            Nextel Partners, Inc., Sr. Notes
       175  12.50%, 11/15/09                                            197,750
        75  11.00%, 3/15/10                                              81,375
       115  11.00%, 3/15/10                                             124,775
       130  8.125%, 7/1/11(2)                                           130,325
            Triton PCS, Inc., Sr. Notes
        55  8.50%, 6/1/13(2)                                             59,400
            Ubiquitel Operating Co.
        23  14.00%, 5/15/10(2)(4)                                        11,615
-------------------------------------------------------------------------------
                                                                  $   1,862,865
-------------------------------------------------------------------------------

Wireline Communication Services -- 0.2%
-------------------------------------------------------------------------------
            Qwest Services Corp.
$      483  13.50%, 12/15/10(2)                                   $     548,205
-------------------------------------------------------------------------------
                                                                  $     548,205
-------------------------------------------------------------------------------
Total Corporate Bonds & Notes
  (identified cost, $35,241,111)                                  $  36,678,874
-------------------------------------------------------------------------------

Common Stocks and Warrants -- 2.6%

Shares/
Rights      Security                                              Value
-------------------------------------------------------------------------------
       210  American Tower Corp., Warrants(3)(4)                  $      21,630
    32,537  Carlyle-Key Partners(3)(4)                                   32,537
     2,535  CSC Holdings, Inc. Preferred, Series M(3)(4)                260,471
     2,992  Enviromental Systems Products Common(3)(4)                        0
       544  Enviromental Systems Products Preferred(4)                  138,823
    10,443  Hayes Lemmerz International Common(4)                       122,183
        35  Hayes Lemmerz International Preferred, Series A(3)(4)         1,750
        10  Identity Now Holdings(3)(4)                                       0
    90,043  IHDG Realty, Inc.(3)(4)                                           0
    90,043  Imperial Home Decor Group(3)(4)                                   0
         9  Kac Mezz Holdings, Class A, Warrants(3)(4)                        0
         8  Kac Mezz Holdings, Class B, Warrants(3)(4)                        0
        15  Key Plastics Holdings, Inc.(3)(4)                            15,231
         8  Knowledge Universe, Inc., Common(3)(4)                        8,000
   925,000  Van Kampen Senior Income Trust                            7,279,750
     1,790  Williams Cos., Inc. (The) Preferred(2)(3)(4)                 97,107
-------------------------------------------------------------------------------
Total Common Stocks and Warrants
  (identified cost, $7,598,917)                                   $   7,977,482
-------------------------------------------------------------------------------
Short-Term Investments -- 4.4%
Principal   Maturity
Amount      Date       Borrower                         Rate      Amount
-------------------------------------------------------------------------------
$13,465,000 07/01/03   Investors Bank & Trust Time
                                Deposit                 1.37%     $  13,465,000
-------------------------------------------------------------------------------
Total Short-Term Investments
  (at amortized cost, $13,465,000)                                $  13,465,000
-------------------------------------------------------------------------------
Total Investments -- 172.2%
  (identified cost, $532,844,252)                                 $  527,593,684
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (72.2%)                         $(221,155,233)
-------------------------------------------------------------------------------
Net Assets -- 100%                                                $ 306,438,451
-------------------------------------------------------------------------------
EUR = Euro Dollar

(1) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating- rate interests will have an expected average life of approximately two to four years.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) Priced by adviser.
(4) Non-income producing security.

Note: At June 30, 2003, the Trust had unfunded commitments amounting to $9,630,471 under various revolving credit agreements.

                       See Notes to financial statements.

EATON VANCE SENIOR INCOME TRUST AS OF JUNE 30, 2003

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

Statement of Assets and Liabilities

As of June 30, 2003
Assets
-------------------------------------------------------------------------------
Investments, at value
  (identified cost, $532,844,252)                                  $527,593,684
Cash                                                                  4,492,411
Receivable for investments sold                                         248,117
Dividends and interest receivable                                     2,609,690
Prepaid expenses                                                         64,864
-------------------------------------------------------------------------------
Total assets                                                       $535,008,766
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Demand note payable                                                $118,000,000
Miscellaneous liabilities                                               265,656
Payable to affiliate for Trustees' fees                                   4,490
Accrued expenses:
  Interest                                                              161,985
  Operating expense                                                     120,452
-------------------------------------------------------------------------------
Total liabilities                                                  $118,552,583
-------------------------------------------------------------------------------
Auction Preferred Shares (4,400 shares outstanding) at
liquidation value plus cumulative unpaid dividends                 $110,017,732
-------------------------------------------------------------------------------
Net assets applicable to common shares                             $306,438,451
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Common Shares, $0.01 par value; unlimited number of shares
authorized, 36,043,878 shares issued and outstanding               $    360,439
Additional paid-in capital                                          357,677,254
Accumulated net realized loss (computed on the basis of
identified cost)                                                    (48,050,539)
Accumulated undistributed net investment income                       1,701,865
Net unrealized depreciation (computed on the basis of
identified cost)                                                     (5,250,568)
-------------------------------------------------------------------------------
Net assets applicable to common shares                             $306,438,451
-------------------------------------------------------------------------------

Net Asset Value Per Common Share
-------------------------------------------------------------------------------
($306,438,451 / 36,043,878 common shares
  issued and outstanding)                                          $       8.50
-------------------------------------------------------------------------------

                       See Notes to financial statements.

EATON VANCE SENIOR INCOME TRUST AS OF JUNE 30, 2003

Statement of Operations

For the Year Ended
June 30, 2003
Investment Income
-------------------------------------------------------------------------------
Interest                                                           $ 28,627,814
Dividends                                                               427,206
Miscellaneous                                                            86,561
-------------------------------------------------------------------------------
Total investment income                                            $ 29,141,581
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Investment adviser fee                                             $  4,379,968
Administration fee                                                    1,288,226
Trustees' fees and expenses                                              12,560
Preferred shares remarketing agent fee                                  273,491
Legal and accounting services                                           180,497
Custodian fee                                                           156,165
Printing and postage                                                     86,463
Transfer and dividend disbursing agent fees                              74,567
Stock exchange listing fees                                              71,552
Interest                                                              2,118,815
Miscellaneous                                                            37,446
Total expenses                                                     $  8,679,750
-------------------------------------------------------------------------------
Net investment income                                              $ 20,461,831
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                  $ (7,499,972)
-------------------------------------------------------------------------------
Net realized loss                                                  $ (7,499,972)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                              $ 10,329,958
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $ 10,329,958
-------------------------------------------------------------------------------

Net realized and unrealized gain                                   $  2,829,986
-------------------------------------------------------------------------------

Distributions to preferred shareholders                            $ (1,607,603)
-------------------------------------------------------------------------------

Net increase in net assets from operations                         $ 21,684,214
-------------------------------------------------------------------------------

                       See Notes to financial statements.

EATON VANCE SENIOR INCOME TRUST AS OF JUNE 30, 2003

------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
Increase (Decrease)                                          Year Ended            Year Ended
in Net Assets                                                June 30, 2003         June 30, 2002
------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                      $ 20,461,831          $ 24,704,131
  Net realized loss                                            (7,499,972)          (20,444,427)
  Net change in unrealized appreciation
    (depreciation)                                             10,329,958             5,582,366
  Distributions to preferred shareholders                      (1,607,603)           (2,726,001)
------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   $ 21,684,214          $  7,116,069
------------------------------------------------------------------------------------------------
Distributions to common shareholders --
    From net investment income                               $(18,804,935)         $(22,675,640)
------------------------------------------------------------------------------------------------
Total distributions to common shareholders                   $(18,804,935)         $(22,675,640)
------------------------------------------------------------------------------------------------
Capital share transactions --
  Reinvestment of distributions to shareholders              $    800,067          $    721,050
------------------------------------------------------------------------------------------------
Net increase in net assets from
  capital share transactions                                 $    800,067          $    721,050
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                        $  3,679,346          $(14,838,521)
------------------------------------------------------------------------------------------------

Net Assets Applicable To Common Shares
------------------------------------------------------------------------------------------------
At beginning of year                                         $302,759,105          $317,597,626
------------------------------------------------------------------------------------------------
At end of year                                               $306,438,451          $302,759,105
------------------------------------------------------------------------------------------------

Accumulated Undistributed
Net Investment Income
Included in Net Assets Applicable to Common Shares
------------------------------------------------------------------------------------------------
At end of year                                               $  1,701,865          $  1,647,268
------------------------------------------------------------------------------------------------

                                See Notes to financial statements.

Statement of Cash Flows
                                                                  Year Ended
Increase (Decrease) in Cash                                       June 30, 2003
-------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
  Purchases of loan interests and corporate bonds                 $(299,013,938)
  Proceeds from sales and principal repayments                      282,442,778
  Interest and dividends received                                    28,270,943
  Miscellaneous income received                                          86,561
  Interest paid                                                      (2,109,628)
  Prepaid expenses                                                       23,263
  Operating expenses paid                                            (6,665,478)
  Net increase in short-term investments                             (3,658,176)
-------------------------------------------------------------------------------
Net cash used for operating activities                            $    (623,675)
-------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
  Cash distributions paid (excluding reinvestments of $800,067)   $ (19,618,404)
  Net increase in amounts due under commercial paper program         13,000,000
Net cash used for financing activities                            $  (6,618,404)
-------------------------------------------------------------------------------

Net decrease in cash                                              $  (7,242,079)
-------------------------------------------------------------------------------

Cash at beginning of period                                       $  11,734,490
-------------------------------------------------------------------------------

Cash at end of period                                             $   4,492,411
-------------------------------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash
Used for Operating Activities
-------------------------------------------------------------------------------
Net increase in net assets from operations                        $  21,684,214
Distributions to preferred shareholders                               1,607,603
Decrease in receivable for investments sold                             649,041
Decrease in dividends and interest receivable                           200,868
Decrease in prepaid expenses                                             23,263
Decrease in miscellaneous liability                                      (9,839)
Decrease in payable to affiliate                                         (6,171)
Decrease in accrued expenses                                            (89,186)
Decrease payable for investments purchased                             (187,850)
Net increase in investments                                         (24,495,618)
-------------------------------------------------------------------------------
Net cash used for operating activities                            $    (623,675)
-------------------------------------------------------------------------------

                       See Notes to financial statements.

EATON VANCE SENIOR INCOME TRUST AS OF JUNE 30, 2003

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
-----------------------------------------------------------------------------------------------------------------------------------

Financial Highlights
                                                                                   Year Ended June 30,
                                                         --------------------------------------------------------------------------
                                                                         2002(1)                                       1999(1)
                                                         2003(1)           (2)           2001(1)          2000           (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                       $8.420          $8.860          $9.810        $10.090       $10.000
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      $0.569          $0.687          $0.872         $0.868        $0.539
Net realized and unrealized gain (loss)                     0.079          (0.420)         (0.908)        (0.271)        0.036
Distributions to preferred shareholders                    (0.045)         (0.076)           --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                        $0.603          $0.191         $(0.036)        $0.597        $0.575
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions to common shareholders
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                $(0.523)        $(0.631)        $(0.882)       $(0.877)      $(0.465)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to common shareholders                $(0.523)        $(0.631)        $(0.882)       $(0.877)      $(0.465)
-----------------------------------------------------------------------------------------------------------------------------------
Offering costs charged to paid-in capital                   $--             $--           $(0.001)         $--         $(0.020)
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Shares underwriting discounts                     $--             $--           $(0.031)         $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of year (Common Shares)             $8.500          $8.420          $8.860         $9.810       $10.090
-----------------------------------------------------------------------------------------------------------------------------------
Market value -- End of year (Common Shares)                $8.920          $7.760          $8.940        $ 9.313       $10.000
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                                             23.03%          (6.18)%          5.65%          2.00%         4.93%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+++
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares, end of year
  (000's omitted)                                        $306,438        $302,759        $317,597       $349,803      $359,705
Ratios (As a percentage of average net assets
  attributable to common shares):
    Net expenses(5)                                          2.22%           2.28%           1.89%          1.84%         1.65%(6)
    Interest expense                                         0.72%           0.85%           2.50%          2.41%         2.02%(6)
    Total expenses(5)                                        2.94%           3.13%           4.39%          4.25%         3.67%(6)
    Net investment income(5)                                 6.92%           8.01%           9.37%          8.73%         8.17%(6)
Portfolio Turnover                                             56%             69%             37%            63%           27%
-----------------------------------------------------------------------------------------------------------------------------------
  + The operating expenses of the Trust may reflect a reduction of the investment adviser fee and the administation fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets attributable to common shares):
    Expenses                                                                                                              1.97%(6)
    Interest expense                                                                                                      2.02%(6)
    Net investment income                                                                                                 7.85%(6)
Net investment income per share                                                                                         $0.518
 ++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares since the initial offering of preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
    Net expenses(5)                                          1.62%           1.68%           1.88%
    Interest expense                                         0.52%           0.63%           2.50%
    Total expenses(5)                                        2.14%           2.31%           4.38%
    Net investment income(5)                                 5.05%           5.90%           9.33%
-----------------------------------------------------------------------------------------------------------------------------------
Senior Securities:
    Total preferred shares outstanding                      4,400           4,400           4,400
    Asset coverage per preferred shares(7)                $94,649         $93,814         $97,192
    Involuntary liquidation preference per preferred
      share(8)                                            $25,000         $25,000         $25,000
    Approximate market value per preferred share(8)       $25,000         $25,000         $25,000

(1) Net investment income per share was computed using average shares outstanding.
(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended June 30, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets attributable to common shares by less than 0.01%. Per share data and ratios for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.
(3) For the period from the start of business, October 30, 1998, to June 30, 1999.
(4) Returns are historical and are calculated by determing the percentage change in market value with all distributions reinvested.
    Total return is not computed on an annualized basis.
(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leveraged capital structure.
(6) Annualized.
(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
(8) Plus accumulated and unpaid dividends.

                                                 See Notes to financial statements.

EATON VANCE SENIOR INCOME TRUST AS OF JUNE 30, 2003
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1 Significant Accounting Policies
  -----------------------------------------------------------------------------
  Eaton Vance Senior Income Trust (the Trust) is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital, by investing primarily in senior, floating rate loans. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  Certain prior year amounts have been reclassified for presentation purposes.

  A Investment Valuation -- The Trust's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed liquid because reliable market quotations are readily available for them. Liquid loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on evaluations of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan and interests in similar loans and the market environment and investor attitudes towards the Senior Loan and interests in similar loans;
  (v) the experience, reputation, stability and financial condition of the agent and any intermediate participant in the loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Non-loan portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in 60 days or less are valued at amortized cost, if their original term to maturity when acquired by the Trust was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Trust was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

  C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At June 30, 2003, the Trust, for federal income tax purposes, had a capital loss carryover of $43,194,563, which will expire on June 30, 2009
  ($1,925,241), June 30, 2010 ($27,557,475) and June 30, 2011 ($13,711,847).
  These amounts will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax.

  Additionally, at June 30, 2003, the Trust had net capital losses of $3,925,798 attributable to security transactions incurred after October 31, 2002. These are treated as arising on the first day of the Trust's next taxable year.

  D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  E Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

2 Auction Preferred Shares (APS)
  ------------------------------------------------------------------------------
  The Trust issued 2,200 shares of Auction Preferred Shares Series A and 2,200 shares of Auction Preferred Shares Series B on June 27, 2001 in a public offering. The underwriting discount and other offering costs were recorded as a reduction to paid in capital. Dividends on the APS, which accrue daily, are paid cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividend rates at June 30, 2003 were 1.18% and 1.13% for Series A and Series B
  Shares, respectively. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates.

  The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws. The Trust pays annual fees equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3 Distributions to Shareholders
  ------------------------------------------------------------------------------
  The Trust intends to make monthly distributions to common shareholders of net investment income, after payment of any dividends on any outstanding preferred shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on June 30, 2003 was 1.18% and 1.13%, for Series A and Series B Shares, respectively. For the year ended June 30, 2003, the Trust paid dividends to Auction Preferred shareholders amounting to $809,204 and $803,352 for Series A and Series B Shares, respectively, representing an average APS dividend rate for such period of 1.45% and 1.44%, respectively.

4 Common Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

                                          Year Ended June 30,
                                        ------------------------
                                          2003           2002
  --------------------------------------------------------------
  Issued to shareholders electing to
    receive payments of
    distributions in Fund common
    shares                               95,799         81,797
  --------------------------------------------------------------
  Net increase                           95,799         81,797
  --------------------------------------------------------------

5 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee, computed at a monthly rate of 17/240 of 1%
  (0.85% annually) of the Trust's average weekly gross assets, was earned by EVM as compensation for management and investment advisory services rendered to the Trust. For the year ended June 30, 2003, the fee was equivalent to 0.85% of the Trust's average weekly gross assets and amounted to $4,379,968. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. EVM also serves as the administrator of the Trust. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% annually) of the average weekly gross assets of the Trust, is paid to EVM for managing and administering business affairs of the Trust.
  For the year ended June 30, 2003, the fee was equivalent to 0.25% of the Trust's average weekly gross assets for such period and amounted to $1,288,226.

  Certain officers and Trustees of the Trust are officers of the above organization.

6 Investment Transactions
  ------------------------------------------------------------------------------
  The Trust invests primarily in Senior Loans. The ability of the issuers of the Senior Loans held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans and corporate bonds aggregated $298,813,679 and $281,787,458, respectively, for the year ended June 30, 2003.

7 Short-Term Debt and Credit Agreements
  ------------------------------------------------------------------------------
  The Trust has entered into a revolving credit agreement that will allow the Trust to borrow $120 million to support the issuance of commercial paper and to permit the Trust to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate or federal funds effective rate. Interest expense includes commercial paper program fees of approximately $310,000 and a commitment fee of approximately $183,000 which is computed at the annual rate of 0.15% on the unused portion of the revolving credit agreement. There were no significant borrowings under this agreement during the period. As of June 30, 2003, the Trust had commercial paper outstanding of $118,000,000, at an interest rate of 1.16%. Maximum and average borrowings for the year ended June 30, 2003 were $118,000,000 and $108,035,616, respectively, and the average interest rate was 1.50%.

8 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2003, as computed on a federal income tax basis, were as follows:

  Aggregate cost$533,774,430
  ---------------------------------------------------------------------------
  Gross unrealized appreciation                                $  4,743,064
  Gross unrealized depreciation                                 (10,923,810)
  ---------------------------------------------------------------------------
  Net unrealized depreciation                                  $ (6,180,746)
  ---------------------------------------------------------------------------

9 Subsequent Event
  ------------------------------------------------------------------------------
  At their June 2003 Board meeting, the Trustees of the Trust appointed two new Trustees, William H. Park and Ronald A. Pearlman, to replace Jack L. Treynor and Donald R. Dwight, respectively, as Trustees of the Trust, such appointments being effective upon Mr. Treynor's and Mr. Dwight's retirement. As of July 1, 2003, both Mr. Treynor and Mr. Dwight had retired from the Trust's Board of Trustees. In addition, as of June 2003, the Trust's Audit Committee membership has changed and now consists of the following independent Trustees: Norton H. Reamer (chairman), Samuel L. Hayes, III, William H. Park, and Lynn A. Stout.

EATON VANCE SENIOR INCOME TRUST AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


To the Trustees and Shareholders
of Eaton Vance Senior Income Trust
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Senior Income Trust (the Trust) as of June 30, 2003, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended June 30, 2003, and the financial highlights for each of the years in the four year period then ended June 30, 2003 and for the period from October 30, 1998 to June 30, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities and Senior Loans owned at June 30, 2003 by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Eaton Vance Senior Income Trust at June 30, 2003, and the results of its operations, the changes in its net assets, its cash flows and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 8, 2003

EATON VANCE SENIOR INCOME TRUST
--------------------------------------------------------------------------------
DIDIVEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc. at 1-800-331-1710.

EATON VANCE SENIOR INCOME TRUST

--------------------------------------------------------------------------------
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.
-------------------------------------------------------------------------------

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and cond itions of the Plan.

                                        ----------------------------------------
                                        Please print exact name on account:

                                        ----------------------------------------
                                        Shareholder signature             Date

                                        ----------------------------------------
                                        Shareholder signature             Date

                                        Please sign exactly as your common
                                        shares are registered. All persons
                                        whose names appear on the share
                                        certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

The authorization form, when signed, should be mailed to the following address:

                              Eaton Vance Senior Income Trust
                              c/o PFPC Inc.
                              P.O. Box 43027
                              Providence, RI 02940-3027
                              800-331-1710

--------------------------------------------------------------------------------

NUMBER OF EMPLOYEES
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS
As of June 30, 2003, our records indicate that there were 294 registered shareholders for and approximately 17,289 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

        Eaton Vance Distributors, Inc.
        The Eaton Vance Building
        255 State Street
        Boston, MA 02109
        1-800-225-6265

NEW YORK STOCK EXHANGE SYMBOL
The New York Stock Exchange Symbol is EVF

EATON VANCE SENIOR INCOME TRUST

-----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT AND ORGANIZATION
-----------------------------------------------------------------------------------------------------------------------------------

FUND MANAGEMENT. The Trustees of Eaton Vance Senior Income Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109. As used below, "EVC" means Eaton Vance
Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, and
"EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trust's principal underwriter and a wholly-owned subsidiary of EVM.

                                                                                                Number of
                                                                                              Portfolios in
                            Position(s)  Term of Office                                        Fund Complex    Other
                               with      and Length of      Principal Occupation(s)            Overseen By  Directorships
Name, Address and Age        the Trust      Service         During Past Five Years              Trustee(1)      Held
--------------------------------------------------------------------------------------------------------------------------
Interested Trustee(s)

Jessica M. Bibliowicz         Trustee     Until 2004.       President and Chief Executive          195           None
11/28/59                                  3 years.          Officer of National Financial
                                          Trustee since     Partners (financial services
                                          1999.             company) (since April 1999).
                                                            President and Chief Operating
                                                            Officer of John A. Levin &
                                                            Co. (registered investment
                                                            advisor) (July 1997 to April
                                                            1999) and a Director of
                                                            Baker, Fentress & Company,
                                                            which owns John A. Levin &
                                                            Co. (July 1997 to April
                                                            1999). Ms. Bibliowicz is an
                                                            interested person because of
                                                            her affiliation with a
                                                            brokerage firm.

James B. Hawkes             Trustee and   Until 2005.       Chairman, President and Chief          195           Director of EVC
11/19/41                     President    3 years.          Executive Officer of BMR,
                                          Trustee since     EVC, EVM and EV; Director of
                                          1998.             EV; Vice President and
                                                            Director of EVD. Trustee and/
                                                            or officer of 195 registered
                                                            investment companies in the
                                                            Eaton Vance Fund Complex. Mr.
                                                            Hawkes is an interested
                                                            person because of his
                                                            positions with BMR, EVM, EVC
                                                            and EV, which are affiliates
                                                            of the Trust.

Noninterested Trustee(s)

Samuel L. Hayes, III          Trustee     Until 2003.       Jacob H. Schiff Professor of           195           Director of
2/23/35                                   3 years.          Investment Banking Emeritus,                         Tiffany & Co.
                                          Trustee since     Harvard University Graduate                          (specialty
                                          1998.             School of Business                                   retailer) and
                                                            Administration.                                      Director of
                                                                                                                 Telect, Inc.
                                                                                                                 (telecommunication
                                                                                                                 services company)

William H. Park               Trustee     Until 2004.       President and Chief Executive          192           None
9/19/47                                   Trustee since     Officer, Prizm Capital
                                          2003.             Management, LLC (investment
                                                            management firm) (since
                                                            2002). Executive Vice
                                                            President and Chief Financial
                                                            Officer, United Asset
                                                            Management Corporation (a
                                                            holding company owning
                                                            institutional investment
                                                            management firms)
                                                            (1982-2001).

Ronald A. Pearlman            Trustee     Until 2005.       Professor of Law, Georgetown           192           None
7/10/40                                   Trustee since     University Law Center (since
                                          2003.             1999). Tax Partner, Covington
                                                            & Burling, Washington, DC
                                                            (1991-2000).

Norton H. Reamer              Trustee     Until 2003.       President, Unicorn                     195           None
9/21/35                                   3 years.          Corporation (an investment
                                          Trustee since     and financial advisory
                                          1998.             services company) (since
                                                            September 2000). Chairman,
                                                            Hellman, Jordan Management
                                                            Co., Inc. (an investment
                                                            management company) (since
                                                            November 2000). Advisory
                                                            Director of Berkshire Capital
                                                            Corporation (investment
                                                            banking firm) (since June
                                                            2002). Formerly, Chairman of
                                                            the Board, United Asset
                                                            Management Corporation (a
                                                            holding company owning
                                                            institutional investment
                                                            management firms) and
                                                            Chairman, President and
                                                            Director, UAM Funds (mutual
                                                            funds).

Lynn A. Stout                 Trustee     Until 2004.       Professor of Law, University           195           None
9/14/57                                   3 years.          of California at Los Angeles
                                          Trustee since     School of Law (since July
                                          1999.             2001). Formerly, Professor of
                                                            Law, Georgetown University
                                                            Law Center.

EATON VANCE SENIOR INCOME TRUST

-----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT AND ORGANIZATION CONT'D
-----------------------------------------------------------------------------------------------------------------------------------

                            Position(s)    Term of Office
                                with       and Length of
Name and Date of Birth       the Trust        Service       Principal Occupation(s) During Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Principal Officers who are not Trustees

Scott H. Page                   Vice         Since 1998     Vice President of EVM and BMR. Officer of 14 registered investment
11/30/59                     President                      companies managed by EVM or BMR.

John P. Redding                 Vice         Since 2001     Vice President of EVM and BMR. Officer of 1 registered investment
3/21/63                      President                      company managed by EVM or BMR.

Payson F. Swaffield             Vice         Since 1998     Vice President of EVM and BMR. Officer of 14 registered investment
8/13/56                      President                      companies managed by EVM or BMR.

Michael W. Weilheimer           Vice         Since 1998     Vice President of EVM and BMR. Officer of 11 registered investment
2/11/61                      President                      companies managed by EVM or BMR.

Alan R. Dynner               Secretary       Since 1998     Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV
10/10/40                                                    and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

James L. O'Connor            Treasurer       Since 1998     Vice President of BMR, EVM and EVD. Officer of 117 registered
4/1/45                                                      investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE SENIOR INCOME TRUST EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
P.O. Box 43027
Providence, RI 02940-3027
1-800-331-1710

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022


-------------------------------------------------------------------------------
                               EATON VANCE FUNDS
                            EATON VANCE MANAGEMENT
                        BOSTON MANAGEMENT AND RESEARCH
                        EATON VANCE DISTRIBUTORS, INC.

                                PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
                                1-800-262-1122
-------------------------------------------------------------------------------

EATON VANCE SENIOR INCOME TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

171-8/03                                                                 SITSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant's Board has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the registrant's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the registrant's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the registrant's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the registrant, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board's Special Committee except as contemplated under the Fund Policy. The Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the registrant's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the registrant by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the registrant will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the registrant voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)    Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i) Treasurer's Section 302 certification. (a)(2)(ii) President's Section 302 certification.
(b)       Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SENIOR INCOME TRUST


By:      /s/ JAMES B. HAWKES
         -------------------
         JAMES B. HAWKES
         President


Date:    AUGUST 18, 2003
         ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ JAMES L. O'CONNOR
         ---------------------
         JAMES L. O'CONNOR
         Treasurer


Date:    AUGUST 18, 2003
         ---------------


By:      /s/ JAMES B. HAWKES
         -------------------
         JAMES B. HAWKES
         President


Date:    AUGUST 18, 2003
         ---------------